Madison Funds | July 31, 2023

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 99.1%
Bond Funds - 70.0%
iShares 20+ Year Treasury Bond ETF		10,572	$1,057,729
iShares 7-10 Year Treasury Bond ETF		44,483	4,258,803
iShares Aaa - A Rated Corporate Bond ETF (A)		30,309	1,428,766
iShares Treasury Floating Rate Bond ETF		121,405	6,151,591
Janus Henderson Mortgage-Backed Securities ETF (A)		84,420	3,845,331
Madison Core Bond Fund, Class R6 (B)		1,569,138	13,824,105
Schwab Intermediate-Term U.S. Treasury ETF (A)		58,351	2,865,034
			33,431,359
Foreign Stock Funds - 5.8%
Franklin FTSE Japan ETF		18,044	501,082
iShares MSCI China ETF		13,100	652,380
iShares MSCI International Quality Factor ETF (A)		13,571	495,206
Vanguard FTSE All-World ex-U.S. ETF		19,435	1,097,300
			2,745,968
Stock Funds - 23.3%
Distillate U.S. Fundamental Stability & Value ETF (A)		57,374	2,700,020
Energy Select Sector SPDR Fund ETF		6,213	543,513
Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality ETF		13,846	724,977
iShares Core S&P Small-Cap ETF		7,036	739,906
Madison Dividend Income Fund, Class R6 (B)		18,349	521,103
Madison Investors Fund, Class R6 (B)		141,214	3,896,108
VanEck Gold Miners ETF		15,137	475,453
Vanguard Information Technology ETF (A)		3,355	1,525,887
			11,126,967
Total Investment Companies ( Cost $48,551,693 )			47,304,294
SHORT-TERM INVESTMENTS - 16.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (C), 5.19%		471,854	471,854
State Street Navigator Securities Lending Government Money Market Portfolio, (C) (D), 5.34%		7,315,997	7,315,997
Total Short-Term Investments ( Cost $7,787,851 )			7,787,851
TOTAL INVESTMENTS - 115.4% ( Cost $56,339,544 )			55,092,145
NET OTHER ASSETS AND LIABILITIES - (15.4%)			(7,339,677)
TOTAL NET ASSETS - 100.0%			$47,752,468

(A)	All or a portion of these securities, with an aggregate fair value of $7,197,053, are on loan as part of a securities lending program. See footnote (D) and Note 5 for details on the securities lending program.
(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.
S&P	Standard & Poor’s.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 98.1%
Bond Funds - 48.6%
iShares 20+ Year Treasury Bond ETF		9,816	$982,091
iShares 7-10 Year Treasury Bond ETF		61,928	5,928,987
iShares Aaa - A Rated Corporate Bond ETF (A)		47,469	2,237,689
iShares Treasury Floating Rate Bond ETF		256,060	12,974,560
Janus Henderson Mortgage-Backed Securities ETF (A)		97,313	4,432,607
Madison Core Bond Fund, Class R6 (B)		2,055,357	18,107,692
Schwab Intermediate-Term U.S. Treasury ETF (A)		80,179	3,936,789
			48,600,415
Foreign Stock Funds - 10.8%
Franklin FTSE Japan ETF		55,144	1,531,349
iShares MSCI China ETF		48,712	2,425,858
iShares MSCI International Quality Factor ETF (A)		62,337	2,274,677
Vanguard FTSE All-World ex-U.S. ETF		80,525	4,546,441
			10,778,325
Stock Funds - 38.7%
Distillate U.S. Fundamental Stability & Value ETF		176,539	8,307,925
Energy Select Sector SPDR Fund ETF (A)		25,318	2,214,819
Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality ETF (A)		57,828	3,027,874
iShares Core S&P Small-Cap ETF		29,145	3,064,888
Madison Dividend Income Fund, Class R6 (B)		55,535	1,577,199
Madison Investors Fund, Class R6 (B)		447,118	12,335,990
VanEck Gold Miners ETF		63,219	1,985,709
Vanguard Information Technology ETF (A)		13,473	6,127,655
			38,642,059
Total Investment Companies ( Cost $94,880,187 )			98,020,799
SHORT-TERM INVESTMENTS - 16.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (C), 5.19%		1,886,465	1,886,465
State Street Navigator Securities Lending Government Money Market Portfolio, (C) (D), 5.34%		14,964,202	14,964,202
Total Short-Term Investments ( Cost $16,850,667 )			16,850,667
TOTAL INVESTMENTS - 115.0% ( Cost $111,730,854 )			114,871,466
NET OTHER ASSETS AND LIABILITIES - (15.0%)			(14,963,507)
TOTAL NET ASSETS - 100.0%			$99,907,959

(A)	All or a portion of these securities, with an aggregate fair value of $15,243,306, are on loan as part of a securities lending program. See footnote (D) and Note 5 for details on the securities lending program.
(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.
S&P	Standard & Poor’s.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 96.3%
Bond Funds - 30.4%
iShares 20+ Year Treasury Bond ETF (A)		2,728	$272,936
iShares 7-10 Year Treasury Bond ETF		22,107	2,116,524
iShares Aaa - A Rated Corporate Bond ETF		14,672	691,638
iShares Treasury Floating Rate Bond ETF		142,177	7,204,109
Janus Henderson Mortgage-Backed Securities ETF		27,171	1,237,639
Madison Core Bond Fund, Class R6 (B)		520,677	4,587,167
Schwab Intermediate-Term U.S. Treasury ETF (A)		16,760	822,916
			16,932,929
Foreign Stock Funds - 16.0%
Franklin FTSE Japan ETF		40,386	1,121,519
iShares MSCI China ETF		38,534	1,918,993
iShares MSCI International Quality Factor ETF (A)		53,325	1,945,830
Vanguard FTSE All-World ex-U.S. ETF		69,476	3,922,615
			8,908,957
Stock Funds - 49.9%
Distillate U.S. Fundamental Stability & Value ETF		119,048	5,602,399
Energy Select Sector SPDR Fund ETF		19,122	1,672,793
Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality ETF		43,162	2,259,962
iShares Core S&P Small-Cap ETF		21,554	2,266,619
Madison Dividend Income Fund, Class R6 (B)		39,940	1,134,296
Madison Investors Fund, Class R6 (B)		313,677	8,654,348
VanEck Gold Miners ETF		52,756	1,657,066
Vanguard Information Technology ETF		10,067	4,578,572
			27,826,055
Total Investment Companies ( Cost $49,885,881 )			53,667,941
SHORT-TERM INVESTMENTS - 7.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (C), 5.19%		2,093,779	2,093,779
State Street Navigator Securities Lending Government Money Market Portfolio, (C) (D), 5.34%		2,330,475	2,330,475
Total Short-Term Investments ( Cost $4,424,254 )			4,424,254
TOTAL INVESTMENTS - 104.2% ( Cost $54,310,135 )			58,092,195
NET OTHER ASSETS AND LIABILITIES - (4.2%)			(2,346,860)
TOTAL NET ASSETS - 100.0%			$55,745,335

(A)	All or a portion of these securities, with an aggregate fair value of $2,670,467, are on loan as part of a securities lending program. See footnote (D) and Note 5 for details on the securities lending program.
(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.
S&P	Standard & Poor’s.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
MUNICIPAL BONDS - 97.6%
Airport - 3.7%
Metropolitan Washington Airports Authority Aviation Revenue, Series A, AMT, 5%, 10/1/43	$500,000	$514,098
Norfolk Airport Authority, 5%, 7/1/32	125,000	137,630
		651,728
Development - 11.3%
Fairfax County Economic Development Authority, Series A, (Prerefunded 10/1/24 @ $100), 5%, 10/1/26	150,000	153,072
Henrico County Economic Development Authority, 5%, 10/1/37	245,000	251,050
Loudoun County Economic Development Authority, Series A, 5%, 12/1/25	125,000	130,504
Loudoun County Economic Development Authority, Series A, 5%, 12/1/30	165,000	186,488
Loudoun County Economic Development Authority, Series A, 4%, 12/1/37	500,000	516,227
Manassas Park Economic Development Authority, 5%, 12/15/28	200,000	220,027
Manassas Park Economic Development Authority, 3%, 12/15/44	345,000	270,252
Roanoke Economic Development Authority, Series A, 5%, 7/1/47	250,000	276,189
		2,003,809
Education - 7.5%
Campbell County Industrial Development Authority, 3%, 6/1/48	415,000	322,230
Culpeper County Economic Development Authority, 4%, 6/1/26	250,000	251,313
Richmond, Series A, (ST AID WITHHLDG), 3%, 7/15/34	435,000	425,198
Virginia College Building Authority, Series A, (ST INTERCEPT), 5%, 9/1/34	125,000	138,386
Virginia Public School Authority, Series A, (ST AID WITHHLDG), 5%, 8/1/30	175,000	201,393
		1,338,520
Facilities - 9.7%
Henry County Industrial Development Authority, 4.125%, 11/1/50	250,000	239,472
Lynchburg, (ST AID WITHHLDG), 5%, 6/1/26	115,000	116,826
New River Valley Regional Jail Authority, 5%, 10/1/25	100,000	103,593
Prince Edward County Industrial Development Authority, 5%, 9/1/32	405,000	433,672
Pulaski County, (ST AID WITHHLDG), 5%, 2/1/24	325,000	327,736
Western Regional Jail Authority, 3.125%, 12/1/29	255,000	253,815
Western Regional Jail Authority, (Prerefunded 12/1/25 @ $100), 3.125%, 12/1/29	245,000	244,435
		1,719,549
General Obligation - 40.7%
Alexandria, Series A, (ST AID WITHHLDG), 5%, 7/15/27	150,000	158,480
Alexandria, Series A, (ST AID WITHHLDG), 5%, 7/15/28	100,000	108,708
Arlington County, Series B, (Prerefunded 8/15/24 @ $100), (ST AID WITHHLDG), 5%, 8/15/27	125,000	127,323
Arlington County, Series A, (Prerefunded 8/15/26 @ $100) (A), 5%, 8/15/30	600,000	636,577
Chesterfield County Economic Development Authority, Series B, 3%, 4/1/38	285,000	251,905
Commonwealth of Virginia, Series A, 3%, 6/1/32	300,000	299,667
Danville, Series A, (ST AID WITHHLDG), 5%, 8/1/23	190,000	190,000
Fairfax County, Series A, (ST AID WITHHLDG), 5%, 10/1/26	410,000	436,647
Fairfax County, Series A, (ST AID WITHHLDG), 5%, 10/1/36	270,000	303,397
Greater Richmond Convention Center Authority, 5%, 6/15/26	455,000	467,575
James City County Economic Development Authority, 5%, 6/15/30	500,000	554,793
Leesburg, (ST AID WITHHLDG), 5%, 1/15/25	90,000	92,419
Loudoun County, Series A, (ST AID WITHHLDG), 5%, 12/1/24	400,000	409,666
Norfolk, (Prerefunded 8/1/28 @ $100), (ST AID WITHHLDG), 5%, 8/1/47	455,000	504,283
Poquoson, (ST AID WITHHLDG), 4%, 2/15/29	425,000	449,406
Spotsylvania County, (ST AID WITHHLDG), 5%, 1/15/24	200,000	201,587
Suffolk, 5%, 2/1/29	100,000	109,943
Vienna, (ST AID WITHHLDG), 4%, 3/1/30	225,000	238,350
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	250,849

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

Virginia Commonwealth Transportation Board, 4%, 5/15/32	350,000	351,836
Virginia Public Building Authority, Series A, 5%, 8/1/31	110,000	124,247
Virginia Public Building Authority, Series B, 5%, 8/1/25	235,000	243,620
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/32	250,000	260,105
Virginia Resources Authority, Series B, (MORAL OBLG), 5%, 11/1/23	5,000	5,007
Virginia Resources Authority, Series A, 5%, 11/1/28	60,000	60,233
Virginia Resources Authority, Series C, 5%, 11/1/30	250,000	273,498
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/34	125,000	127,986
		7,238,107
Medical - 1.5%
Stafford County Economic Development Authority Revenue, 5%, 6/15/25	260,000	266,569
Multifamily Housing - 1.1%
Virginia Housing Development Authority, Series K, (GNMA/FNMA/FHLMC COLL), 2.125%, 12/1/36	245,000	188,731
Power - 4.5%
Puerto Rico Electric Power Authority, Series V, (BHAC-CR, MBIA-RE, FGIC), 5.25%, 7/1/24	290,000	292,684
Virginia Commonwealth Transportation Board, 5%, 5/15/26	220,000	232,136
Virginia Small Business Financing Authority, 5%, 11/1/25	265,000	275,187
		800,007
Transportation - 9.5%
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/37	170,000	189,727
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/42	470,000	498,804
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	790,008
Virginia Commonwealth Transportation Board, 5%, 9/15/27	200,000	217,425
		1,695,964
Water - 8.1%
Fairfax Sewer Revenue County, Series A, 4%, 7/15/41	210,000	212,108
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/35	410,000	445,303
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/36	250,000	271,526
Henrico Water & Sewer Revenue County, (Prerefunded 5/1/26 @ $100), 5%, 5/1/27	150,000	158,137
Upper Occoquan Sewage Authority, 3%, 7/1/46	300,000	247,530
Upper Occoquan Sewage Authority, 3%, 7/1/49	140,000	112,673
		1,447,277
TOTAL INVESTMENTS - 97.6% ( Cost $17,988,256 )		17,350,261
NET OTHER ASSETS AND LIABILITIES - 2.4%		427,586
TOTAL NET ASSETS - 100.0%		$17,777,847

(A)	Restricted. The cost of the security acquired on 6/13/19 is $658,557. The value is $636,577, representing 3.6% of net assets.

AMT	Alternative Minimum Tax.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
MBIA	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
ST AID WITHHLDG	State Aid Withholding.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
MUNICIPAL BONDS - 98.6%
Alabama - 5.7%
Mobile County, General Obligation, 5%, 2/1/39	$610,000	$674,262
Pike Road, Authority Revenue, 4%, 9/1/31	170,000	171,942
UAB Medicine Finance Authority Revenue, Series B, 5%, 9/1/27	150,000	161,130
		1,007,334
Arkansas - 1.0%
Arkansas Development Finance Authority, 5%, 2/1/26	175,000	178,411
California - 0.7%
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, 5%, 7/1/40	120,000	128,138
Colorado - 3.9%
Colorado Springs Utilities System Revenue, Series A, 4%, 11/15/40	250,000	252,444
El Paso County Facilities Corp., Series A, 5%, 12/1/27	400,000	433,103
		685,547
Florida - 2.0%
City of South Miami Health Facilities Authority, Inc., 5%, 8/15/24	100,000	101,618
Port St. Lucie Community Redevelopment Agency Revenue, Tax Allocation, 5%, 1/1/26	250,000	261,175
		362,793
Georgia - 2.4%
Americus-Sumter Payroll Development Authority, Series A, 3.25%, 6/1/33	150,000	146,549
Atlanta Water & Wastewater Revenue, (Prerefunded 5/1/25 @ $100), 5%, 11/1/43	275,000	284,071
		430,620
Hawaii - 2.5%
Hawaii, General Obligation, Series EY, 5%, 10/1/25	435,000	452,572
Idaho - 2.8%
Idaho Health Facilities Authority, Series A, 5%, 3/1/34	500,000	503,054
Illinois - 10.8%
Cook County School District No. 111 Burbank, (BAM-TCRS), 5%, 12/1/35	545,000	585,824
Cook County School District No. 111 Burbank, (BAM-TCRS), 4%, 12/1/37	200,000	199,858
Du Page County School District No. 45, 4%, 1/1/26	460,000	467,363
Palatine Village, General Obligation, 2%, 12/1/28	175,000	160,303
Sales Tax Securitization Corp., Series C, 5%, 1/1/27	140,000	147,601
Village of Bourbonnais, (BAM), 5.25%, 12/1/46	325,000	352,336
		1,913,285
Indiana - 7.1%
Indianapolis Local Public Improvement Bond Bank, Series C, 5%, 2/1/24	175,000	176,456
Lincoln Center Building Corp., 4%, 8/1/28	285,000	297,053
Vanderburgh County Redevelopment District, Tax Allocation, (AGM), 5%, 2/1/26	500,000	519,973
Whitestown Redevelopment Authority, 5%, 7/15/38	260,000	275,704
		1,269,186
Kansas - 1.2%
Shawnee County Unified School District No. 437, General Obligation, 4%, 9/1/24	220,000	221,662
Kentucky - 2.6%
Eastern Kentucky University, Series A, (ST INTERCEPT), 5%, 4/1/33	445,000	453,327
Louisiana - 0.9%
Lafourche Parish School Board, 4%, 3/1/33	150,000	158,191
Michigan - 1.4%
Kalamazoo Public Schools, 5%, 5/1/26	250,000	257,041
Mississippi - 2.9%
Medical Center Educational Building Corp., Series A, 5%, 6/1/30	475,000	512,322

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Tax-Free National Fund Portfolio of Investments (unaudited)

Montana - 1.7%
Four Corners County Water & Sewer District, Series A, (AGM), 4%, 7/1/25	300,000	303,393
Nebraska - 1.8%
Elkhorn School District, 4%, 12/15/36	315,000	321,918
New Jersey - 4.0%
New Jersey Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/28	250,000	275,565
New Jersey Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/29	250,000	281,026
Union County Improvement Authority, Series A, 4%, 2/1/25	150,000	150,560
		707,151
New Mexico - 1.1%
Otero County, (BAM), 4%, 12/1/28	195,000	201,449
New York - 4.1%
Brookhaven Local Development Corp., 5%, 11/1/24	110,000	110,506
New York State Dormitory Authority, Series 1, (BHAC-CR), 5.5%, 7/1/31	250,000	283,472
Port Authority of New York & New Jersey, Series 85th, (GO of AUTH), 5.375%, 3/1/28	325,000	341,774
		735,752
Oklahoma - 4.2%
Elk City Industrial Authority, 4%, 5/1/30	335,000	346,549
Tulsa County Industrial Authority, 3%, 2/1/31	400,000	393,832
		740,381
Pennsylvania - 5.6%
City of Pittsburgh, 4%, 9/1/35	350,000	362,617
Commonwealth Financing Authority, Series A, 5%, 6/1/35	370,000	376,949
Waverly Township Municipal Authority, (BAM ST AID WITHHLDG), 4%, 2/15/26	250,000	254,988
		994,554
Texas - 7.1%
Austin, General Obligation, 5%, 9/1/26	550,000	569,329
Center, General Obligation, 3%, 8/15/34	410,000	384,101
Harris County Toll Road Authority, 4%, 8/15/38	300,000	304,435
		1,257,865
Utah - 3.3%
Ogden City Sewer & Water Revenue, Series A, 4%, 6/15/31	250,000	266,475
Utah Transit Authority, Series A, (BHAC-CR), 5%, 6/15/35	280,000	328,229
		594,704
Virginia - 6.3%
Fairfax County Economic Development Authority, Series A, 5%, 9/1/38	90,000	96,079
Roanoke Economic Development Authority, Series A, 5%, 7/1/47	250,000	276,189
Southampton County Industrial Development Authority, 5%, 6/1/35	440,000	494,423
Western Regional Jail Authority, 5%, 12/1/34	250,000	262,043
		1,128,734
Washington - 1.2%
Washington, General Obligation, Series E, 5%, 2/1/29	205,000	206,635
West Virginia - 2.7%
West Virginia Economic Development Authority, Series A, 5%, 7/1/37	450,000	476,493
Wisconsin - 7.6%
City of Burlington WI, Series A, (BAM), 4%, 4/1/36	580,000	598,557
Green Bay, Series A, 4%, 4/1/38	355,000	358,905
Wisconsin Health & Educational Facilities Authority, Series A, 4%, 11/15/35	400,000	403,345
		1,360,807
TOTAL INVESTMENTS - 98.6% ( Cost $17,945,372 )		17,563,319
NET OTHER ASSETS AND LIABILITIES - 1.4%		242,523
TOTAL NET ASSETS - 100.0%		$17,805,842

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Tax-Free National Fund Portfolio of Investments (unaudited)

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
GO of AUTH	General Obligation of the Authority.
HUD SECT 8	HUD Insured Multifamily Housing.
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
ST AID WITHHLDG	State Aid Withholding.
ST INTERCEPT	State Intercept.
TCRS	Transferable Custodial Receipts.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
CORPORATE NOTES AND BONDS - 36.5%
Communication Services - 2.6%
Comcast Corp., 3.15%, 3/1/26	$750,000	$717,674
Walt Disney Co. (A), 3.8%, 3/22/30	750,000	703,058
		1,420,732
Consumer Discretionary - 1.9%
Cummins, Inc., 1.5%, 9/1/30	750,000	605,947
NIKE, Inc., 2.75%, 3/27/27	500,000	468,978
		1,074,925
Consumer Staples - 5.5%
Coca-Cola Co., 1%, 3/15/28	750,000	645,242
Hershey Co., 1.7%, 6/1/30	750,000	617,928
Kimberly-Clark Corp., 1.05%, 9/15/27	750,000	648,647
PepsiCo, Inc. (A), 4.45%, 5/15/28	500,000	501,098
PepsiCo, Inc., 2.75%, 3/19/30	750,000	672,691
		3,085,606
Financials - 21.0%
Bank of America Corp., (SOFR + 1.010%) (B), 1.197%, 10/24/26	750,000	679,038
Bank of New York Mellon Corp., (SOFR + 1.802%) (B), 5.802%, 10/25/28	750,000	765,210
Berkshire Hathaway Finance Corp., 2.875%, 3/15/32	750,000	658,381
BlackRock, Inc., 3.5%, 3/18/24	750,000	738,797
Charles Schwab Corp., 0.9%, 3/11/26	750,000	666,183
Huntington National Bank, 3.55%, 10/6/23	750,000	746,533
JPMorgan Chase & Co., (3 mo. USD SOFR + 1.155%) (B), 3.22%, 3/1/25	750,000	738,218
Mastercard, Inc., 3.3%, 3/26/27	750,000	716,202
Morgan Stanley, (SOFR + 2.240%) (B), 6.296%, 10/18/28	750,000	775,728
Public Storage, 1.95%, 11/9/28	750,000	645,825
Simon Property Group LP, 2.45%, 9/13/29	750,000	635,926
State Street Corp., (SOFR + 0.940%) (B), 2.354%, 11/1/25	750,000	717,754
Truist Financial Corp., 2.85%, 10/26/24	750,000	722,752
Truist Financial Corp., (SOFR + 1.435%) (B), 4.873%, 1/26/29	500,000	483,172
Truist Financial Corp., 1.95%, 6/5/30	750,000	597,101
U.S. Bancorp, (SOFR + 1.660%) (B), 4.548%, 7/22/28	750,000	720,327
Wells Fargo & Co., (3 mo. USD SOFR + 1.087%) (B), 2.406%, 10/30/25	750,000	717,653
		11,724,800
Industrials - 3.4%
Caterpillar Financial Services Corp., 4.8%, 1/6/26	500,000	499,297
Emerson Electric Co., 2%, 12/21/28	750,000	652,015
John Deere Capital Corp., 4.75%, 1/20/28	750,000	747,800
		1,899,112
Information Technology - 1.3%
Texas Instruments, Inc., 1.375%, 3/12/25	750,000	706,124
Utilities - 0.8%
National Rural Utilities Cooperative Finance Corp., 1%, 6/15/26	500,000	446,353
Total Corporate Notes and Bonds ( Cost $21,970,094 )		20,357,652
FOREIGN CORPORATE BONDS - 1.4%
Health Care - 1.4%
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	750,000	745,043
Total Foreign Corporate Bonds ( Cost $743,928 )		745,043
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 60.7%
Fannie Mae - 9.8%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

High Quality Bond Fund Portfolio of Investments (unaudited)

0.500%, 11/7/25	1,500,000	1,361,173
2.125%, 4/24/26	2,500,000	2,341,248
0.750%, 10/8/27 (A)	2,000,000	1,735,914
5,438,335
U.S. Treasury Notes - 50.9%
2.375%, 8/15/24	1,500,000	1,454,531
1.250%, 8/31/24	1,750,000	1,674,668
0.375%, 9/15/24	1,750,000	1,655,938
2.250%, 11/15/24	1,750,000	1,684,238
2.125%, 5/15/25	1,750,000	1,664,072
4.250%, 10/15/25	750,000	741,240
3.875%, 1/15/26	750,000	735,674
3.750%, 4/15/26	1,250,000	1,223,047
1.625%, 5/15/26	1,750,000	1,616,357
1.500%, 8/15/26	1,750,000	1,601,660
1.500%, 1/31/27	1,500,000	1,359,727
0.625%, 3/31/27	1,000,000	874,219
2.375%, 5/15/27	1,500,000	1,396,230
2.250%, 11/15/27	1,750,000	1,610,820
3.625%, 5/31/28	1,500,000	1,463,203
1.875%, 2/28/29	1,500,000	1,330,313
3.875%, 11/30/29	1,750,000	1,724,639
3.875%, 12/31/29	1,750,000	1,724,570
1.375%, 11/15/31	1,750,000	1,430,830
3.375%, 5/15/33	1,500,000	1,429,688
28,395,664
Total U.S. Government and Agency Obligations ( Cost $35,647,801 )	33,833,999
Shares
SHORT-TERM INVESTMENTS - 4.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (C), 5.19%	506,679	506,679
State Street Navigator Securities Lending Government Money Market Portfolio, (C) (D), 5.34%	2,129,643	2,129,643
Total Short-Term Investments ( Cost $2,636,322 )	2,636,322
TOTAL INVESTMENTS - 103.3% ( Cost $60,998,145 )	57,573,016
NET OTHER ASSETS AND LIABILITIES - (3.3%)	(1,835,540)
TOTAL NET ASSETS - 100.0%	$55,737,476

(A)	All or a portion of these securities, with an aggregate fair value of $2,086,735, are on loan as part of a securities lending program. See footnote (D) and Note 5 for details on the securities lending program.
(B)	Floating rate or variable rate note. Rate shown is as of July 31, 2023.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
LP	Limited Partnership.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
ASSET BACKED SECURITIES - 5.4%
Carmax Auto Owner Trust, Series 2023-3, Class A3, 5.28%, 5/15/28	$500,000	$499,826
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	66,285	65,616
Chesapeake Funding II LLC, Series 2020-1A, Class A1 (A), 0.87%, 8/15/32	41,895	41,650
Chesapeake Funding II LLC, Series 2023-1A, Class A1 (A), 5.65%, 5/15/35	943,154	935,605
CNH Equipment Trust, Series 2023-A, Class A3, 4.81%, 8/15/28	750,000	742,178
Dell Equipment Finance Trust, Series 2023-2, Class A3 (A), 5.65%, 1/22/29	1,000,000	997,278
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	229,172	223,733
Enterprise Fleet Financing LLC, Series 2022-1, Class A2 (A), 3.03%, 1/20/28	693,896	677,337
Enterprise Fleet Financing LLC, Series 2023-1, Class A2 (A), 5.51%, 1/22/29	500,000	496,889
Enterprise Fleet Financing LLC, Series 2022-4, Class A2 (A), 5.76%, 10/22/29	1,100,000	1,097,214
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25	1,000,000	982,699
John Deere Owner Trust, Series 2023-B, Class A3, 5.18%, 3/15/28	750,000	750,467
JPMorgan Chase Bank NA, Series 2020-1, Class B (A), 0.991%, 1/25/28	25,179	25,065
JPMorgan Chase Bank NA, Series 2020-2, Class B (A), 0.84%, 2/25/28	138,553	136,497
JPMorgan Chase Bank NA, Series 2021-1, Class B (A), 0.875%, 9/25/28	205,539	199,763
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	189,687	183,691
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	280,354	267,120
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	172,439	168,491
LAD Auto Receivables Trust, Series 2022-1A, Class A (A), 5.21%, 6/15/27	708,764	701,056
LAD Auto Receivables Trust, Series 2023-2A, Class A2 (A), 5.93%, 6/15/27	400,000	399,001
Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.44%, 9/15/27	300,000	291,331
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	500,000	471,027
Total Asset Backed Securities ( Cost $10,532,316 )		10,353,534
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.3%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (B), 2.879%, 7/25/49	136,201	127,233
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A1 (A) (C) (D), 1.724%, 2/25/55	107,844	102,516
CIM Trust, Series 2021-J2, Class A4 (A) (C) (D), 2.5%, 4/25/51	520,016	447,890
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	441,546	15,896
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR30A + 0.750%) (A) (D), 5.819%, 10/25/33	269,096	267,869
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R01, Class 1M1, (SOFR30A + 1.000%) (A) (D), 6.069%, 12/25/41	270,701	268,503
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	494,993	35,079
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	274,749	261,780
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4%, 5/25/31	366,169	353,429
Federal National Mortgage Association REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	68,339	68,223
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	68,336	68,624
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	2,144,172	331,693
Federal National Mortgage Association REMICS, Series 2016-21, Class BA, 3%, 3/25/42	24,147	23,834
Flagstar Mortgage Trust, Series 2021-9INV, Class A1 (A) (C) (D), 2.5%, 9/25/41	549,853	471,473
FREMF Mortgage Trust, Series 2014-K40, Class B (A), 4.052%, 11/25/47	1,000,000	973,289
GCAT Trust, Series 2021-NQM1, Class A1 (A) (C) (D), 0.874%, 1/25/66	654,752	546,534
Government National Mortgage Association REMICS, Series 2015-53, Class IL, IO, 3%, 9/20/44	50,773	434
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (C) (D), 2.5%, 5/25/51	485,299	390,097
JP Morgan Mortgage Trust, Series 2021-14, Class A4 (A) (C) (D), 2.5%, 5/25/52	819,179	698,942
JPMorgan Mortgage Trust, Series 2019-5, Class A3 (A) (C) (D), 4%, 11/25/49	23,685	21,933
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (C) (D), 3.497%, 2/25/50	86,918	76,635
JPMorgan Mortgage Trust, Series 2021-1, Class A3 (A) (C) (D), 2.5%, 6/25/51	662,772	531,926
JPMorgan Mortgage Trust, Series 2021-3, Class A3 (A) (C) (D), 2.5%, 7/25/51	870,630	699,836
JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (C) (D), 2.5%, 10/25/51	738,366	634,847
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (C) (D), 3%, 2/25/50	140,944	116,244

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

PSMC Trust, Series 2019-2, Class A1 (A) (C) (D), 3.5%, 10/25/49	5,249	5,149
PSMC Trust, Series 2020-2, Class A2 (A) (C) (D), 3%, 5/25/50	120,433	104,981
PSMC Trust, Series 2021-1, Class A11 (A) (C) (D), 2.5%, 3/25/51	876,878	753,429
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (C) (D), 2.5%, 12/25/51	640,241	545,918
RCKT Mortgage Trust, Series 2022-1, Class A5 (A) (C) (D), 2.5%, 1/25/52	439,501	376,082
Sequoia Mortgage Trust, Series 2013-7, Class A2 (C) (D), 3%, 6/25/43	277,664	240,384
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (C) (D), 0.918%, 2/25/63	133,044	124,438
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (C) (D), 4%, 4/25/49	12,065	11,297
Wells Fargo Mortgage-Backed Securities Trust, Series 2021-INV2, Class A2 (A) (C) (D), 2.5%, 9/25/51	633,854	510,302
Total Collateralized Mortgage Obligations ( Cost $12,091,705 )		10,206,739
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	206,535	198,743
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K058, Class A2, 2.653%, 8/25/26	1,000,000	935,540
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, IO (C) (D), 0.302%, 9/25/26	14,924,944	110,749
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	1,000,000	939,054
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K131, Class A2, 1.853%, 7/25/31	505,000	412,224
Federal National Mortgage Association-Aces, Series 2017-M15, Class ATS2 (C) (D), 3.154%, 11/25/27	767,840	722,007
Federal National Mortgage Association-Aces, Series 2022-M1, Class A2 (C) (D), 1.669%, 10/25/31	1,250,000	996,690
FREMF Mortgage Trust, Series 2015-K44, Class B (A) (C) (D), 3.719%, 1/25/48	750,000	720,713
FREMF Mortgage Trust, Series 2020-K106, Class B (A) (C) (D), 3.585%, 3/25/53	750,000	658,659
GSAMP Trust, Series 2006-S5, Class M5 (D), 7.488% 9/25/36	722,000	-
Total Commercial Mortgage-Backed Securities ( Cost $6,040,444 )		5,694,379
CORPORATE NOTES AND BONDS - 28.7%
Communication Services - 1.9%
AT&T, Inc., 4.75%, 5/15/46	500,000	425,307
CCO Holdings LLC/CCO Holdings Capital Corp. (A), 4.75%, 3/1/30	300,000	260,075
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	500,000	491,023
Discovery Communications LLC, 5%, 9/20/37	250,000	215,037
Expedia Group, Inc., 3.25%, 2/15/30	500,000	439,571
Hughes Satellite Systems Corp., 5.25%, 8/1/26	200,000	186,000
Meta Platforms, Inc., 3.85%, 8/15/32	250,000	232,545
Netflix, Inc. (E), 6.375%, 5/15/29	250,000	264,247
SBA Communications Corp., 3.875%, 2/15/27	350,000	322,463
VeriSign, Inc., 2.7%, 6/15/31	500,000	414,692
Verizon Communications, Inc., 3.4%, 3/22/41	500,000	378,867
		3,629,827
Consumer Discretionary - 2.1%
7-Eleven, Inc. (A), 1.8%, 2/10/31	400,000	315,601
7-Eleven, Inc. (A), 2.5%, 2/10/41	250,000	164,905
Advance Auto Parts, Inc., 1.75%, 10/1/27	250,000	209,861
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	320,833	316,034
General Motors Financial Co., Inc., 5.85%, 4/6/30	500,000	498,955
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	350,000	346,741

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

Home Depot, Inc., 3.35%, 4/15/50	250,000	188,559
Lowe's Cos., Inc., 3%, 10/15/50	500,000	326,495
Lowe's Cos., Inc., 4.25%, 4/1/52	750,000	605,967
Southwest Airlines Co., 5.125%, 6/15/27	500,000	498,065
Tractor Supply Co., 1.75%, 11/1/30	550,000	434,603
Tractor Supply Co., 5.25%, 5/15/33	150,000	148,087
		4,053,873
Consumer Staples - 1.2%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	500,000	462,706
Conagra Brands, Inc., 0.5%, 8/11/23	600,000	599,182
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	300,000	232,351
Lamb Weston Holdings, Inc. (A), 4.875%, 5/15/28	250,000	237,448
Mars, Inc. (A), 3.875%, 4/1/39	400,000	337,373
Mars, Inc. (A), 2.375%, 7/16/40	350,000	238,248
Performance Food Group, Inc. (A), 5.5%, 10/15/27	325,000	314,665
		2,421,973
Energy - 2.5%
Boardwalk Pipelines LP, 4.45%, 7/15/27	400,000	382,009
Eastern Gas Transmission & Storage, Inc., 3%, 11/15/29	350,000	305,133
Energy Transfer LP, 5.25%, 4/15/29	275,000	272,327
EnLink Midstream Partners LP, 5.45%, 6/1/47	400,000	330,872
Enterprise Products Operating LLC, 5.35%, 1/31/33	250,000	254,779
Kinder Morgan, Inc., 5.55%, 6/1/45	400,000	372,368
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	271,365
Marathon Petroleum Corp., 3.8%, 4/1/28	600,000	562,129
MPLX LP, 2.65%, 8/15/30	350,000	293,865
ONEOK, Inc., 5.85%, 1/15/26	150,000	151,079
Phillips 66, 0.9%, 2/15/24	500,000	486,953
Sunoco LP/Sunoco Finance Corp., 6%, 4/15/27	400,000	396,716
Valero Energy Corp., 6.625%, 6/15/37	500,000	536,578
Valero Energy Corp., 4%, 6/1/52	175,000	132,562
		4,748,735
Financials - 11.3%
Air Lease Corp., 2.875%, 1/15/26	500,000	467,458
Air Lease Corp., 1.875%, 8/15/26	250,000	223,897
Alexandria Real Estate Equities, Inc., 4.75%, 4/15/35	900,000	838,876
American Express Co., 5.85%, 11/5/27	500,000	513,485
American International Group, Inc., 4.75%, 4/1/48	150,000	134,649
Athene Global Funding (A), 1.45%, 1/8/26	500,000	443,313
AvalonBay Communities, Inc., 5%, 2/15/33	250,000	249,611
Bank of America Corp., Series N, (SOFR + 0.910%) (D), 1.658%, 3/11/27	400,000	360,496
Bank of America Corp., 5.288%, 4/25/34	350,000	346,831
Bank of America Corp., (5 year CMT + 2.000%) (D), 3.846%, 3/8/37	350,000	301,566
Bank of New York Mellon Corp., (SOFR + 2.074%) (D), 5.834%, 10/25/33	500,000	517,268
Belrose Funding Trust (A), 2.33%, 8/15/30	350,000	268,519
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	350,000	285,780
BlackRock, Inc., 2.1%, 2/25/32	350,000	282,318
Capital One Financial Corp., (SOFR+ 2.057%) (D), 4.927%, 5/10/28	350,000	336,181
Capital One Financial Corp., (SOFR+ 2.640%) (D), 6.312%, 6/8/29	400,000	401,428
Capital One Financial Corp., (SOFR+ 1.790%) (D), 3.273%, 3/1/30	350,000	301,399
Citigroup, Inc., (SOFR+ 2.086%) (D), 4.91%, 5/24/33	350,000	338,253

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

Discover Financial Services, 6.7%, 11/29/32	500,000	512,216
Empower Finance 2020 LP (A), 3.075%, 9/17/51	350,000	228,080
Fifth Third Bancorp, 2.55%, 5/5/27	350,000	314,085
Fifth Third Bancorp, (SOFR + 2.340%) (D), 6.339%, 7/27/29	400,000	407,029
Fifth Third Bancorp, (SOFR+ 1.660%) (D) (E), 4.337%, 4/25/33	350,000	315,154
Five Corners Funding Trust II (A), 2.85%, 5/15/30	250,000	213,779
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	400,000	327,005
Goldman Sachs BDC, Inc. (E), 2.875%, 1/15/26	400,000	369,803
Goldman Sachs Group, Inc., (SOFR+ 0.913%) (D), 1.948%, 10/21/27	500,000	445,509
Huntington Bancshares, Inc., (5 year CMT + 1.170%) (D), 2.487%, 8/15/36	700,000	523,856
Huntington National Bank, (SOFR + 1.205%) (D), 4.008%, 5/16/25	500,000	485,172
Intercontinental Exchange, Inc. (E), 3.75%, 9/21/28	250,000	237,394
Intercontinental Exchange, Inc., 4.6%, 3/15/33	350,000	335,184
Jefferies Financial Group, Inc., 2.625%, 10/15/31	450,000	351,678
JPMorgan Chase & Co., (3 mo. USD SOFR + 0.695%) (D), 1.04%, 2/4/27	650,000	579,744
KeyBank NA, 5%, 1/26/33	250,000	225,569
KeyCorp, 4.1%, 4/30/28	400,000	362,593
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	250,000	170,573
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	150,000	104,950
LPL Holdings, Inc. (A), 4%, 3/15/29	350,000	313,701
Morgan Stanley, (SOFR + 1.990%) (D), 2.188%, 4/28/26	175,000	164,635
Morgan Stanley, (SOFR+ 1.020%) (D), 1.928%, 4/28/32	500,000	390,822
Morgan Stanley, (5 year CMT + 2.430%) (D), 5.948%, 1/19/38	600,000	595,063
Nasdaq, Inc. (E), 1.65%, 1/15/31	450,000	352,479
Old Republic International Corp., 3.85%, 6/11/51	300,000	212,938
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	250,000	200,712
PNC Bank NA, 2.7%, 10/22/29	250,000	210,182
Public Storage, 1.95%, 11/9/28	250,000	215,275
Realty Income Corp., 4.85%, 3/15/30	400,000	388,204
Regions Financial Corp., 1.8%, 8/12/28	500,000	416,853
State Street Corp., (SOFR + 1.490%) (D), 3.031%, 11/1/34	250,000	215,978
Synchrony Financial, 7.25%, 2/2/33	275,000	257,463
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	206,818
Truist Bank, 2.25%, 3/11/30	325,000	259,265
Truist Financial Corp., (SOFR+ 0.609%) (D), 1.267%, 3/2/27	500,000	445,480
Truist Financial Corp., (SOFR + 1.852%) (D) (E), 5.122%, 1/26/34	400,000	382,140
Truist Financial Corp., 5.867%, 6/8/34	600,000	604,775
U.S. Bancorp, (SOFR + 1.660%) (D), 4.548%, 7/22/28	500,000	480,218
U.S. Bancorp, (SOFR + 1.600%) (D), 4.839%, 2/1/34	525,000	492,679
Wells Fargo & Co., (SOFR + 2.000%) (D), 2.188%, 4/30/26	350,000	328,787
Wells Fargo & Co., (SOFR + 1.740%) (D), 5.574%, 7/25/29	500,000	502,261
Wells Fargo & Co., 5.389%, 4/24/34	350,000	346,985
Welltower OP LLC, 2.05%, 1/15/29	500,000	418,182
Weyerhaeuser Co., 3.375%, 3/9/33	300,000	257,424
		21,780,020
Health Care - 2.6%
Amgen, Inc., 5.65%, 3/2/53	400,000	400,421
Block, Inc. (E), 2.75%, 6/1/26	450,000	409,677
Centene Corp., 2.45%, 7/15/28	500,000	430,275
Cigna Group, 4.9%, 12/15/48	500,000	460,757
CVS Health Corp., 5.125%, 7/20/45	500,000	458,678
Gartner, Inc. (A), 4.5%, 7/1/28	400,000	374,347
GE HealthCare Technologies, Inc., 5.6%, 11/15/25	750,000	752,097

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

GE HealthCare Technologies, Inc., 6.377%, 11/22/52	250,000	276,414
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	250,000	205,789
Humana, Inc., 1.35%, 2/3/27	250,000	218,819
Revvity, Inc., 0.55%, 9/15/23	425,000	422,298
UnitedHealth Group, Inc., 2.3%, 5/15/31	300,000	252,554
UnitedHealth Group, Inc., 3.7%, 8/15/49	250,000	198,893
Zoetis, Inc., 3%, 5/15/50	250,000	173,918
		5,034,937
Industrials - 2.8%
Ashtead Capital, Inc. (A), 2.45%, 8/12/31	600,000	473,323
Ball Corp., 4.875%, 3/15/26	475,000	464,363
Boeing Co., 2.196%, 2/4/26	400,000	368,976
Boeing Co., 5.805%, 5/1/50	350,000	351,618
Carrier Global Corp., 3.577%, 4/5/50	200,000	147,944
Martin Marietta Materials, Inc., 3.2%, 7/15/51	500,000	344,276
Otis Worldwide Corp., 2.565%, 2/15/30	350,000	301,413
Quanta Services, Inc., 2.9%, 10/1/30	500,000	424,860
TD SYNNEX Corp., 1.75%, 8/9/26	500,000	438,117
TD SYNNEX Corp., 2.65%, 8/9/31	250,000	191,514
Textron, Inc., 2.45%, 3/15/31	250,000	205,919
TransDigm, Inc. (A), 6.25%, 3/15/26	475,000	472,749
United Rentals North America, Inc., 5.5%, 5/15/27	500,000	491,565
Vontier Corp., 1.8%, 4/1/26	300,000	268,408
WRKCo, Inc., 3.9%, 6/1/28	350,000	325,663
WRKCo, Inc. (E), 3%, 6/15/33	300,000	243,636
		5,514,344
Information Technology - 1.8%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	9,065
Dell International LLC/EMC Corp., 8.35%, 7/15/46	87,000	108,520
Dell International LLC/EMC Corp. (A), 3.45%, 12/15/51	625,000	418,106
Fiserv, Inc., 3.5%, 7/1/29	750,000	689,635
HP, Inc., 2.65%, 6/17/31	600,000	490,410
Iron Mountain, Inc. (A), 4.5%, 2/15/31	275,000	236,919
Lam Research Corp., 1.9%, 6/15/30	200,000	165,806
Oracle Corp., 3.95%, 3/25/51	750,000	562,023
Salesforce, Inc., 2.9%, 7/15/51	500,000	344,690
VMware, Inc., 2.2%, 8/15/31	500,000	391,654
		3,416,828
Materials - 0.4%
Celanese U.S. Holdings LLC, 6.165%, 7/15/27	250,000	251,670
International Flavors & Fragrances, Inc. (A), 3.468%, 12/1/50	500,000	331,015
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	276,667
		859,352
Utilities - 2.1%
AES Corp., 1.375%, 1/15/26	400,000	361,435
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	350,000	272,543
DTE Electric Co., 5.4%, 4/1/53	250,000	256,784
Duke Energy Corp., 3.75%, 9/1/46	500,000	381,012
Duke Energy Progress LLC, 3.7%, 10/15/46	1,000,000	771,244
Florida Power & Light Co., 2.875%, 12/4/51	700,000	475,665

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

Interstate Power & Light Co., 3.5%, 9/30/49	250,000	180,192
NextEra Energy Capital Holdings, Inc., 1.9%, 6/15/28	500,000	431,699
PacifiCorp, 5.5%, 5/15/54	500,000	454,239
PECO Energy Co., 3.05%, 3/15/51	750,000	513,645
		4,098,458
Total Corporate Notes and Bonds ( Cost $62,721,723 )		55,558,347
FOREIGN CORPORATE BONDS - 3.8%
Communication Service - 0.2%
Alibaba Group Holding Ltd. (E), 2.125%, 2/9/31	500,000	406,434
Consumer Discretionary - 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. (A), 4.75%, 10/20/28	250,000	241,855
Energy - 0.2%
Enbridge, Inc., 5.7%, 3/8/33	250,000	253,378
Financials - 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	500,000	451,552
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	250,000	238,601
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	500,000	448,341
Banco Santander SA, 6.921%, 8/8/33	1,000,000	1,000,000
Bank of Montreal, 5.203%, 2/1/28	400,000	400,378
Mitsubishi UFJ Financial Group, Inc., (1 year CMT + 1.530%) (D), 5.475%, 2/22/31	500,000	496,173
Royal Bank of Canada, 4.9%, 1/12/28	400,000	395,151
Toronto-Dominion Bank, 5.156%, 1/10/28	400,000	398,187
Toronto-Dominion Bank, 4.456%, 6/8/32	300,000	282,208
UBS Group AG, (1 year CMT + 2.050%) (A) (D), 4.703%, 8/5/27	400,000	387,289
		4,497,880
Health Care - 0.9%
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/53	500,000	512,837
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 5/19/63	250,000	250,245
Royalty Pharma PLC, 2.2%, 9/2/30	200,000	160,894
Royalty Pharma PLC, 3.55%, 9/2/50	500,000	335,676
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	500,000	373,048
		1,632,700
Materials - 0.1%
Nutrien Ltd. (E), 5.8%, 3/27/53	250,000	250,981
Total Foreign Corporate Bonds ( Cost $7,805,276 )		7,283,228
MORTGAGE BACKED SECURITIES - 26.3%
Fannie Mae - 14.0%
3%, 9/1/30 Pool # 890696	266,965	253,797
3%, 12/1/30 Pool # AL8924	132,944	126,402
7%, 11/1/31 Pool # 607515	3,556	3,568
3.5%, 12/1/31 Pool # MA0919	93,484	89,389
6.5%, 3/1/32 Pool # 889072	11,661	11,886
6.5%, 5/1/32 Pool # 636758	712	726
7%, 5/1/32 Pool # 644591	372	370
6.5%, 6/1/32 Pool # 545691	18,739	19,339
3.5%, 8/1/32 Pool # MA3098	122,650	117,234

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

3.5%, 9/1/32 Pool # MA3126	86,045	82,248
5.5%, 11/1/33 Pool # 555880	25,511	25,801
4%, 2/1/35 Pool # MA2177	236,694	228,155
3.5%, 12/1/35 Pool # MA2473	234,932	221,127
4.5%, 12/1/35 Pool # 745147	3,922	3,850
2.5%, 9/1/36 Pool # FS4049	707,788	646,382
6%, 11/1/36 Pool # 902510	33,359	34,529
6%, 10/1/37 Pool # 947563	31,612	32,725
6.5%, 12/1/37 Pool # 889072	23,205	24,158
4.5%, 5/1/38 Pool # MA5013	1,194,769	1,170,803
6.5%, 8/1/38 Pool # 987711	58,234	61,198
3%, 11/1/39 Pool # MA3831	100,872	91,546
4%, 9/1/40 Pool # AE3039	255,320	244,197
4%, 1/1/41 Pool # AB2080	187,939	179,751
2.5%, 5/1/41 Pool # MA4334	1,294,426	1,129,436
5.5%, 7/1/41 Pool # AL6588	184,979	189,639
4%, 9/1/41 Pool # AJ1406	87,685	83,893
4%, 10/1/41 Pool # AJ4046	261,502	251,393
3.5%, 11/1/41 Pool # AB3867	99,236	92,411
2.5%, 3/1/42 Pool # CB3076	692,123	595,931
2.5%, 3/1/42 Pool # MA4571	1,789,257	1,553,522
4%, 3/1/42 Pool # AL1998	397,519	380,195
3.5%, 6/1/42 Pool # AO4134	422,966	393,880
3.5%, 8/1/42 Pool # AP2133	203,421	188,771
3%, 9/1/42 Pool # AP6568	52,256	46,900
3.5%, 9/1/42 Pool # AB6228	118,756	110,589
4%, 10/1/42 Pool # AP7363	274,658	262,627
3.5%, 1/1/43 Pool # AQ9326	249,598	232,428
3%, 2/1/43 Pool # AL3072	406,220	364,581
3.5%, 3/1/43 Pool # AT0310	195,792	182,323
3.5%, 4/1/43 Pool # AT2887	203,301	189,026
4%, 1/1/45 Pool # AS4257	64,095	60,989
4.5%, 10/1/46 Pool # MA2783	33,280	32,521
3%, 1/1/47 Pool # BE0108	340,232	303,014
2.5%, 12/1/47 Pool # FM3165	690,570	592,320
3%, 8/1/48 Pool # FS0517	806,410	717,788
3%, 1/1/49 Pool # FS4296	771,214	692,238
4%, 11/1/50 Pool # FM5530	607,011	573,579
2%, 1/1/52 Pool # FS0173	750,572	615,449
2.5%, 3/1/52 Pool # BV4133	579,086	488,117
3%, 3/1/52 Pool # CB3115	917,950	810,595
2.5%, 4/1/52 Pool # FS4138	486,554	412,603
3.5%, 5/1/52 Pool # FS1866	952,957	865,139
4%, 5/1/52 Pool # FS1704	457,473	430,961
4%, 5/1/52 Pool # FS1818	723,708	677,120
4%, 5/1/52 Pool # CB3678	957,762	895,516
4%, 5/1/52 Pool # CB3627	1,200,321	1,120,949
3.5%, 6/1/52 Pool # CB3845	949,009	862,226
3.5%, 7/1/52 Pool # FS2812	600,082	550,766
3.5%, 8/1/52 Pool # CB4361	966,583	878,192
4.5%, 8/1/52 Pool # FS2605	492,721	471,990
4.5%, 8/1/52 Pool # CB4383	947,590	909,259
4.5%, 9/1/52 Pool # FS2821	726,582	697,830
5%, 10/1/52 Pool # MA4785	939,441	918,308

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

5.5%, 10/1/52 Pool # MA4786	910,980	905,104
5%, 11/1/52 Pool # MA4806	954,134	932,573
5%, 12/1/52 Pool # MA4841	718,228	701,997
		27,033,869
Freddie Mac - 12.3%
4.5%, 2/1/25 Pool # J11722	10,596	10,467
4.5%, 5/1/25 Pool # J12247	23,260	22,961
8%, 6/1/30 Pool # C01005	261	272
6.5%, 1/1/32 Pool # C62333	8,365	8,537
2.5%, 2/1/32 Pool # ZS8641	204,301	188,824
3.5%, 8/1/32 Pool # C91485	110,810	105,533
4%, 5/1/33 Pool # G18693	183,875	178,869
4.5%, 6/1/34 Pool # C01856	140,999	138,475
2.5%, 6/1/35 Pool # RC1421	317,592	288,624
2%, 1/1/36 Pool # SB0546	526,311	469,356
6.5%, 11/1/36 Pool # C02660	2,761	2,880
5.5%, 1/1/37 Pool # G04593	94,584	97,022
5.5%, 11/1/37 Pool # A68787	63,575	65,253
5.5%, 12/1/38 Pool # G05267	152,954	156,681
4.5%, 8/1/39 Pool # G08361	154,837	152,443
3.5%, 11/1/40 Pool # G06168	141,909	132,336
2%, 3/1/41 Pool # RB5105	970,643	825,791
2.5%, 6/1/41 Pool # SC0151	791,846	690,516
4%, 10/1/41 Pool # Q04092	281,596	269,638
4.5%, 3/1/42 Pool # G07491	174,343	171,648
3%, 9/1/42 Pool # C04233	241,883	217,352
3%, 2/1/43 Pool # Q15767	177,106	159,148
3%, 4/1/43 Pool # V80026	184,362	165,660
3%, 4/1/43 Pool # V80025	186,523	167,603
3.5%, 8/1/44 Pool # Q27927	200,465	185,897
3%, 7/1/45 Pool # G08653	288,589	259,295
3.5%, 8/1/45 Pool # Q35614	218,292	202,245
3%, 11/1/45 Pool # G08675	238,114	213,795
3%, 1/1/46 Pool # G08686	302,647	271,372
3%, 10/1/46 Pool # G60722	317,253	282,697
3.5%, 11/1/47 Pool # Q52079	265,755	244,212
2.5%, 4/1/48 Pool # QA2240	813,759	697,268
3%, 7/1/49 Pool # QA1033	357,246	315,276
2.5%, 6/1/51 Pool # QC2842	932,523	788,297
2.5%, 1/1/52 Pool # SD7552	3,142,268	2,673,994
3.5%, 4/1/52 Pool # SD0960	1,162,360	1,066,832
3.5%, 5/1/52 Pool # QE2363	699,719	634,277
3.5%, 5/1/52 Pool # RA7380	712,332	647,191
3%, 8/1/52 Pool # SD7556	1,590,977	1,403,431
5%, 11/1/52 Pool # SD8267	950,987	929,546
5.5%, 11/1/52 Pool # SD1859	955,764	954,588
5.5%, 11/1/52 Pool # SD8268	1,644,660	1,637,662
4.5%, 12/1/52 Pool # SD1921	1,229,395	1,181,186
5%, 12/1/52 Pool # RA8278	1,446,517	1,413,699
5%, 2/1/53 Pool # SD2334	341,864	334,574
5.5%, 2/1/53 Pool # SD2172	581,853	582,078
5%, 5/1/53 Pool # SD2875	1,293,774	1,273,431
5.5%, 6/1/53 Pool # SD3174	998,658	993,017

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

			23,871,749
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714		2,916	2,963
6.5%, 4/20/31 Pool # 3068		1,544	1,598
4%, 4/15/39 Pool # 698089		11,045	10,614
			15,175
Total Mortgage Backed Securities ( Cost $53,938,203 )			50,920,793
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 25.9%
U.S. Treasury Bonds - 8.8%
6.625%, 2/15/27		2,000,000	2,143,281
5.375%, 2/15/31		1,250,000	1,358,057
4.500%, 5/15/38		1,250,000	1,320,898
2.250%, 5/15/41		4,250,000	3,200,449
3.750%, 8/15/41		4,250,000	4,022,559
3.000%, 5/15/45		1,000,000	822,930
3.000%, 5/15/47		750,000	613,652
3.375%, 11/15/48		500,000	438,379
1.250%, 5/15/50		2,750,000	1,495,420
1.875%, 2/15/51		2,500,000	1,601,856
			17,017,481
U.S. Treasury Notes - 17.1%
2.250%, 12/31/24		750,000	719,883
2.250%, 11/15/25		6,250,000	5,909,912
2.375%, 5/15/27		5,000,000	4,654,102
4.000%, 2/29/28		4,500,000	4,456,934
2.875%, 5/15/28		6,000,000	5,650,312
2.625%, 2/15/29		5,500,000	5,079,980
3.875%, 11/30/29		2,250,000	2,217,393
1.375%, 11/15/31		4,900,000	4,006,324
4.125%, 11/15/32		350,000	353,773
			33,048,613
Total U.S. Government and Agency Obligations ( Cost $55,273,382 )			50,066,094
		Shares
SHORT-TERM INVESTMENTS - 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (F), 5.19%		3,048,245	3,048,245
State Street Navigator Securities Lending Government Money Market Portfolio, (F) (G), 5.34%		2,838,423	2,838,423
Total Short-Term Investments ( Cost $5,886,668 )			5,886,668
TOTAL INVESTMENTS - 101.3% ( Cost $214,289,717 )			195,969,782
NET OTHER ASSETS AND LIABILITIES - (1.3%)			(2,518,000)
TOTAL NET ASSETS - 100.0%			$193,451,782
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Stepped rate security. Rate shown is as of July 31, 2023.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at July 31, 2023.
(D)	Floating rate or variable rate note. Rate shown is as of July 31, 2023.
(E)	All or a portion of these securities, with an aggregate fair value of $ 2,784,005, are on loan as part of a securities lending program. See footnote (G) and Note 5 for details on the securities lending program.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.

BDC	Business Development Company
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily Securities
IO	Interest Only.
LLC	Limited Liability Company.
LP	Limited Partnership.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-day SOFR Average.
STACR	Structured Agency Credit Risk.
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 67.5%
Communication Service - 2.3%
Comcast Corp., Class A	80,100	$3,625,326
Consumer Discretionary - 6.2%
Home Depot, Inc.	11,100	3,705,624
Lowe's Cos., Inc.	10,875	2,547,686
McDonald's Corp.	5,600	1,641,920
Starbucks Corp.	16,700	1,696,219
		9,591,449
Consumer Staples - 5.9%
Archer-Daniels-Midland Co.	32,000	2,718,720
Coca-Cola Co.	28,350	1,755,716
PepsiCo, Inc.	9,625	1,804,302
Procter & Gamble Co.	11,000	1,719,300
Target Corp.	7,900	1,078,113
		9,076,151
Energy - 8.6%
Baker Hughes Co., Class A	96,000	3,435,840
Chevron Corp.	21,100	3,453,226
EOG Resources, Inc.	29,600	3,922,888
Kinder Morgan, Inc.	146,000	2,585,660
		13,397,614
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp., REIT	15,325	2,916,501
Financials - 12.4%
Aflac, Inc.	27,600	1,996,584
BlackRock, Inc.	4,325	3,195,527
CME Group, Inc.	17,800	3,541,488
JPMorgan Chase & Co.	15,400	2,432,584
Morgan Stanley	42,700	3,909,612
Northern Trust Corp.	17,925	1,436,151
U.S. Bancorp	69,500	2,757,760
		19,269,706
Health Care - 7.9%
Bristol-Myers Squibb Co.	39,500	2,456,505
Johnson & Johnson	21,500	3,601,895
Medtronic PLC	43,800	3,843,888
Pfizer, Inc.	65,000	2,343,900
		12,246,188
Industrials - 11.2%
Automatic Data Processing, Inc.	6,000	1,483,560
Caterpillar, Inc.	13,500	3,579,795
Emerson Electric Co.	12,500	1,141,875
Fastenal Co.	61,400	3,598,654
Honeywell International, Inc.	13,800	2,678,994
Paychex, Inc.	9,600	1,204,512
Union Pacific Corp.	10,400	2,413,008
United Parcel Service, Inc., Class B	6,700	1,253,771
		17,354,169

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

Information Technology - 5.3%
Analog Devices, Inc.	7,125	1,421,651
Cisco Systems, Inc.	76,000	3,955,040
Texas Instruments, Inc.	16,000	2,880,000
		8,256,691
Materials - 3.3%
Air Products & Chemicals, Inc.	10,625	3,244,131
Newmont Corp.	42,100	1,806,932
		5,051,063
Utilities - 2.5%
NextEra Energy, Inc.	52,500	3,848,250
Total Common Stocks ( Cost $80,225,360 )		104,633,108
	Par Value
ASSET BACKED SECURITIES - 1.0%
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	$30,933	30,621
Chesapeake Funding II LLC, Series 2020-1A, Class A1 (A), 0.87%, 8/15/32	20,947	20,825
Chesapeake Funding II LLC, Series 2023-1A, Class A1 (A), 5.65%, 5/15/35	188,631	187,121
CNH Equipment Trust, Series 2023-A, Class A3, 4.81%, 8/15/28	250,000	247,393
Dell Equipment Finance Trust, Series 2021-1, Class A3 (A), 0.43%, 5/22/26	40,229	39,974
Dell Equipment Finance Trust, Series 2023-2, Class A2 (A), 5.84%, 1/22/29	100,000	99,876
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	49,108	47,943
Enterprise Fleet Financing LLC, Series 2023-1, Class A2 (A), 5.51%, 1/22/29	250,000	248,444
Enterprise Fleet Financing LLC, Series 2022-4, Class A2 (A), 5.76%, 10/22/29	150,000	149,620
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	63,229	61,230
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	81,558	77,707
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	57,480	56,164
LAD Auto Receivables Trust, Series 2022-1A, Class A (A), 5.21%, 6/15/27	127,577	126,190
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	150,000	141,308
Total Asset Backed Securities ( Cost $1,565,774 )		1,534,416
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
CIM Trust, Series 2021-J2, Class A4 (A) (B) (C), 2.5%, 4/25/51	138,671	119,437
Federal Home Loan Mortgage Corp. REMICS, Series 3187, Class Z, 5%, 7/15/36	90,591	88,899
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR30A + 0.750%) (A) (C), 5.819%, 10/25/33	60,547	60,271
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R01, Class 1M1, (SOFR30A + 1.000%) (A) (C), 6.069%, 12/25/41	108,280	107,401
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	62,800	59,835
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4%, 5/25/31	91,542	88,357
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	32,032	32,167
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	731,541	113,166
Federal National Mortgage Association REMICS, Series 2016-21, Class BA, 3%, 3/25/42	9,659	9,534
Flagstar Mortgage Trust, Series 2021-9INV, Class A1 (A) (B) (C), 2.5%, 9/25/41	78,550	67,353
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (B) (C), 2.5%, 5/25/51	161,766	130,032
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.497%, 2/25/50	26,707	23,547
JPMorgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C), 2.5%, 6/25/51	189,363	151,979
JPMorgan Mortgage Trust, Series 2021-3, Class A3 (A) (B) (C), 2.5%, 7/25/51	108,829	87,480
JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C), 2.5%, 10/25/51	258,428	222,196
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3%, 2/25/50	56,377	46,498
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	1,050	1,030
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C), 2.5%, 3/25/51	293,929	252,550
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B) (C), 2.5%, 12/25/51	170,731	145,578
RCKT Mortgage Trust, Series 2022-1, Class A5 (A) (B) (C), 2.5%, 1/25/52	175,800	150,433

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3%, 6/25/43	133,165	115,286
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (B) (C), 0.918%, 2/25/63	66,522	62,219
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C), 4%, 4/25/49	20,007	18,734
Total Collateralized Mortgage Obligations ( Cost $2,450,583 )		2,153,982
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	129,084	124,215
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	600,000	563,432
Federal National Mortgage Association-Aces, Series 2017-M15, Class ATS2 (B) (C), 3.154%, 11/25/27	213,289	200,558
Federal National Mortgage Association-Aces, Series 2022-M1, Class A2 (B) (C), 1.669%, 10/25/31	250,000	199,338
FREMF Mortgage Trust, Series 2015-K44, Class B (A) (B) (C), 3.719%, 1/25/48	240,000	230,628
GSAMP Trust, Series 2006-S5, Class M5 (C), 7.488% 9/25/36	534000	-
Total Commercial Mortgage-Backed Securities ( Cost $1,400,704 )		1,318,171
CORPORATE NOTES AND BONDS - 8.9%
Communication Services - 0.7%
AT&T, Inc., 2.25%, 2/1/32	125,000	98,111
AT&T, Inc., 4.75%, 5/15/46	200,000	170,123
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	200,000	196,409
Discovery Communications LLC, 5%, 9/20/37	125,000	107,519
eBay, Inc. (D), 2.6%, 5/10/31	250,000	208,929
Expedia Group, Inc., 3.25%, 2/15/30	200,000	175,828
Meta Platforms, Inc., 3.85%, 8/15/32	100,000	93,018
T-Mobile USA, Inc., 2.625%, 4/15/26	100,000	92,756
		1,142,693
Consumer Discretionary - 0.8%
7-Eleven, Inc. (A), 1.8%, 2/10/31	100,000	78,900
General Motors Financial Co., Inc., 5.85%, 4/6/30	50,000	49,896
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	100,000	99,069
Home Depot, Inc., 3.35%, 4/15/50	100,000	75,423
Lowe's Cos., Inc., 3%, 10/15/50	250,000	163,247
Lowe's Cos., Inc., 4.25%, 4/1/52	125,000	100,995
McDonald's Corp., 4.875%, 12/9/45	300,000	284,872
Southwest Airlines Co., 5.25%, 5/4/25	50,000	49,699
Southwest Airlines Co., 5.125%, 6/15/27	200,000	199,226
Tractor Supply Co., 1.75%, 11/1/30	125,000	98,773
Tractor Supply Co., 5.25%, 5/15/33	50,000	49,362
		1,249,462
Consumer Staples - 0.4%
Conagra Brands, Inc., 0.5%, 8/11/23	150,000	149,795
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	75,000	58,088
Mars, Inc. (A), 2.375%, 7/16/40	250,000	170,177
Mars, Inc. (A), 3.95%, 4/1/49	200,000	165,209
Performance Food Group, Inc. (A), 5.5%, 10/15/27	50,000	48,410
Sysco Corp., 5.95%, 4/1/30	42,000	43,779
		635,458
Energy - 1.5%
ConocoPhillips Co., 4.15%, 11/15/34	129,000	117,528
Eastern Gas Transmission & Storage, Inc., 3%, 11/15/29	150,000	130,771
Energy Transfer LP, 5.25%, 4/15/29	75,000	74,271

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

Enterprise Products Operating LLC, 5.35%, 1/31/33	125,000	127,389
Exxon Mobil Corp., 4.114%, 3/1/46	125,000	108,960
Kinder Morgan, Inc., 5.55%, 6/1/45	200,000	186,184
Marathon Petroleum Corp., 4.7%, 5/1/25	100,000	98,678
MPLX LP, 4.8%, 2/15/29	150,000	145,469
MPLX LP, 2.65%, 8/15/30	100,000	83,962
Phillips 66, 2.15%, 12/15/30	200,000	163,074
Phillips 66, 4.65%, 11/15/34	150,000	142,511
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	292,000	277,583
Valero Energy Corp., 6.625%, 6/15/37	250,000	268,289
Valero Energy Corp., 4%, 6/1/52	50,000	37,875
Valero Energy Partners LP, 4.5%, 3/15/28	300,000	290,331
		2,252,875
Financials - 3.2%
Air Lease Corp., 1.875%, 8/15/26	100,000	89,559
Alexandria Real Estate Equities, Inc., 4.75%, 4/15/35	200,000	186,417
Bank of America Corp., Series N, (SOFR + 0.910%) (C), 1.658%, 3/11/27	200,000	180,248
Bank of America Corp., (5 year CMT + 2.000%) (C), 3.846%, 3/8/37	150,000	129,242
Belrose Funding Trust (A), 2.33%, 8/15/30	100,000	76,720
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	100,000	81,651
BlackRock, Inc., 2.1%, 2/25/32	150,000	120,993
Capital One Financial Corp., (SOFR + 2.057%) (C), 4.927%, 5/10/28	125,000	120,065
Capital One Financial Corp., (SOFR + 2.640%) (C), 6.312%, 6/8/29	100,000	100,357
Capital One Financial Corp., (SOFR + 1.790%) (C), 3.273%, 3/1/30	100,000	86,114
Cboe Global Markets, Inc., 3.65%, 1/12/27	130,000	124,558
Citigroup, Inc., (SOFR + 2.086%) (C), 4.91%, 5/24/33	75,000	72,483
Empower Finance 2020 LP (A), 3.075%, 9/17/51	100,000	65,166
Fifth Third Bancorp, 2.55%, 5/5/27	125,000	112,173
Fifth Third Bancorp, (SOFR + 1.660%) (C) (D), 4.337%, 4/25/33	125,000	112,555
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	100,000	81,751
Goldman Sachs BDC, Inc. (D), 2.875%, 1/15/26	100,000	92,451
Goldman Sachs Group, Inc., (SOFR + 0.913%) (C), 1.948%, 10/21/27	200,000	178,204
Healthpeak OP LLC, 3.25%, 7/15/26	50,000	47,514
Huntington Bancshares, Inc., (5 year CMT + 1.170%) (C), 2.487%, 8/15/36	200,000	149,673
Jefferies Financial Group, Inc., 2.625%, 10/15/31	125,000	97,688
JPMorgan Chase & Co., (TSFR3M + 0.695%) (C), 1.04%, 2/4/27	200,000	178,383
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	125,000	85,287
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	25,000	17,492
Morgan Stanley, (SOFR + 1.020%) (C), 1.928%, 4/28/32	100,000	78,164
Morgan Stanley, (5 year CMT + 2.430%) (C), 5.948%, 1/19/38	100,000	99,177
Nasdaq, Inc. (D), 1.65%, 1/15/31	175,000	137,075
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	100,000	80,285
PNC Financial Services Group, Inc., 3.45%, 4/23/29	300,000	273,687
Public Storage, 1.85%, 5/1/28	100,000	86,909
Realty Income Corp., 4.85%, 3/15/30	100,000	97,051
Regions Financial Corp., 1.8%, 8/12/28	125,000	104,213
Synchrony Financial, 3.7%, 8/4/26	150,000	137,290
Synchrony Financial, 7.25%, 2/2/33	50,000	46,811
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	100,000	68,939
Truist Bank, 2.25%, 3/11/30	50,000	39,887
Truist Financial Corp., (SOFR + 0.609%) (C), 1.267%, 3/2/27	200,000	178,192
Truist Financial Corp., (SOFR + 1.852%) (C) (D), 5.122%, 1/26/34	100,000	95,535
Truist Financial Corp., 5.867%, 6/8/34	150,000	151,194

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

U.S. Bancorp, (SOFR + 1.600%) (C), 4.839%, 2/1/34	75,000	70,383
Wells Fargo & Co., (SOFR+ 2.100%) (C), 2.393%, 6/2/28	100,000	89,406
Wells Fargo & Co., (SOFR + 1.740%) (C), 5.574%, 7/25/29	125,000	125,565
Wells Fargo & Co., 5.389%, 4/24/34	150,000	148,708
Welltower OP LLC, 2.05%, 1/15/29	100,000	83,636
Weyerhaeuser Co., 3.375%, 3/9/33	150,000	128,712
		4,907,563
Health Care - 0.6%
Amgen, Inc., 5.65%, 3/2/53	100,000	100,105
Block, Inc., 2.75%, 6/1/26	100,000	91,039
Centene Corp., 2.45%, 7/15/28	150,000	129,082
Cigna Group, 4.375%, 10/15/28	50,000	48,323
CVS Health Corp., 5.125%, 7/20/45	250,000	229,339
Gartner, Inc. (A), 4.5%, 7/1/28	100,000	93,587
GE HealthCare Technologies, Inc., 6.377%, 11/22/52	100,000	110,566
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	50,000	41,158
UnitedHealth Group, Inc., 3.7%, 8/15/49	50,000	39,779
Zoetis, Inc., 3%, 5/15/50	100,000	69,567
		952,545
Industrials - 0.7%
Ashtead Capital, Inc. (A), 2.45%, 8/12/31	125,000	98,609
Boeing Co., 2.196%, 2/4/26	100,000	92,244
Boeing Co., 5.805%, 5/1/50	50,000	50,231
Martin Marietta Materials, Inc., 3.2%, 7/15/51	200,000	137,710
Quanta Services, Inc., 2.9%, 10/1/30	150,000	127,458
TD SYNNEX Corp., 2.65%, 8/9/31	50,000	38,303
Textron, Inc., 2.45%, 3/15/31	100,000	82,368
TransDigm, Inc. (A), 6.25%, 3/15/26	75,000	74,645
United Rentals North America, Inc., 5.5%, 5/15/27	200,000	196,626
Vulcan Materials Co., 3.5%, 6/1/30	100,000	90,420
WRKCo, Inc., 3.9%, 6/1/28	125,000	116,308
		1,104,922
Information Technology - 0.5%
Broadcom, Inc. (A), 3.187%, 11/15/36	10,000	7,554
Dell International LLC/EMC Corp., 8.35%, 7/15/46	19,000	23,700
Dell International LLC/EMC Corp. (A), 3.45%, 12/15/51	150,000	100,345
HP, Inc., 2.65%, 6/17/31	200,000	163,470
Intel Corp., 3.734%, 12/8/47	272,000	212,101
Iron Mountain, Inc. (A), 4.5%, 2/15/31	50,000	43,076
Oracle Corp., 3.95%, 3/25/51	150,000	112,405
Salesforce, Inc., 2.9%, 7/15/51	100,000	68,938

		731,589
Materials - 0.2%
Celanese U.S. Holdings LLC, 6.165%, 7/15/27	100,000	100,668
International Flavors & Fragrances, Inc. (A), 1.832%, 10/15/27	250,000	212,138
		312,806
Utilities - 0.3%
AES Corp., 1.375%, 1/15/26	150,000	135,538
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	125,000	97,337
Florida Power & Light Co., 2.875%, 12/4/51	150,000	101,928
Interstate Power & Light Co., 3.5%, 9/30/49	100,000	72,077
PECO Energy Co., 3.05%, 3/15/51	193,000	132,178

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

		539,058
Total Corporate Notes and Bonds ( Cost $15,770,286 )		13,828,971
FOREIGN CORPORATE BONDS - 1.1%
Financials - 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	150,000	135,466
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	150,000	143,160
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	150,000	134,502
Bank of Montreal, Series E, 3.3%, 2/5/24	110,000	108,599
Bank of Montreal, 5.203%, 2/1/28	100,000	100,095
Royal Bank of Canada, 4.9%, 1/12/28	100,000	98,788
Toronto-Dominion Bank, 5.156%, 1/10/28	100,000	99,547
Toronto-Dominion Bank, 4.456%, 6/8/32	100,000	94,069
		914,226
Health Care - 0.5%
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 5/19/63	400,000	400,392
Royalty Pharma PLC, 2.2%, 9/2/30	175,000	140,783
Royalty Pharma PLC (D), 3.55%, 9/2/50	250,000	167,838
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	150,000	111,914
		820,927
Total Foreign Corporate Bonds ( Cost $1,909,101 )		1,735,153
LONG TERM MUNICIPAL BONDS - 0.4%
General - 0.4%
Hillsboro School District No 1J, General Obligation, 4.35%, 6/30/34	200,000	190,637
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	325,000	343,652
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39, Series B	35,000	35,029
Total Long Term Municipal Bonds ( Cost $625,449 )		569,318
MORTGAGE BACKED SECURITIES - 9.7%
Fannie Mae - 5.5%
3%, 9/1/30 Pool # 890696	55,977	53,216
3%, 12/1/30 Pool # AL8924	88,629	84,268
7%, 11/1/31 Pool # 607515	3,556	3,568
3.5%, 12/1/31 Pool # MA0919	148,932	142,408
7%, 5/1/32 Pool # 644591	596	591
3.5%, 8/1/32 Pool # MA3098	40,883	39,078
3.5%, 9/1/32 Pool # MA3126	35,008	33,463
5.5%, 10/1/33 Pool # 254904	18,545	18,937
4%, 2/1/35 Pool # MA2177	102,567	98,867
3%, 12/1/35 Pool # AS6267	75,487	69,731
4%, 6/1/36 Pool # AL8618	74,284	71,314
2.5%, 9/1/36 Pool # FS4049	235,929	215,461
5.5%, 9/1/36 Pool # 831820	33,514	33,773
5.5%, 10/1/36 Pool # 901723	4,269	4,242
5.5%, 12/1/36 Pool # 903059	31,837	31,950
4.5%, 5/1/38 Pool # MA5013	669,071	655,649
3%, 11/1/39 Pool # MA3831	50,436	45,773
2.5%, 5/1/41 Pool # MA4334	202,254	176,474
4.5%, 7/1/41 Pool # AB3274	57,020	56,072
5.5%, 7/1/41 Pool # AL6588	55,494	56,892
2.5%, 3/1/42 Pool # CB3076	230,708	198,644
2.5%, 3/1/42 Pool # MA4571	223,657	194,190

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

3.5%, 6/1/42 Pool # AO4134	99,133	92,316
4%, 6/1/42 Pool # MA1087	59,667	57,066
3.5%, 8/1/42 Pool # AO8100	33,091	30,815
3.5%, 8/1/42 Pool # AP2133	61,026	56,631
4%, 10/1/42 Pool # AP7363	117,710	112,554
3%, 2/1/43 Pool # AL3072	124,017	111,304
3%, 2/1/43 Pool # AB8486	101,069	90,708
3%, 2/1/43 Pool # AB8563	67,246	60,352
3%, 3/1/43 Pool # AB8818	97,825	87,796
3.5%, 3/1/43 Pool # AT0310	55,940	52,092
4%, 1/1/45 Pool # MA2145	104,008	98,957
4%, 1/1/45 Pool # AS4257	33,734	32,100
4.5%, 2/1/45 Pool # MA2193	42,251	40,995
3.5%, 12/1/45 Pool # AS6309	50,656	46,856
3%, 1/1/47 Pool # BE0108	113,411	101,005
2.5%, 12/1/47 Pool # FM3165	230,190	197,440
3.5%, 12/1/47 Pool # MA3210	106,094	97,546
4%, 7/1/48 Pool # MA3415	27,102	25,702
3%, 8/1/48 Pool # FS0517	201,602	179,447
3%, 1/1/49 Pool # FS4296	241,004	216,324
4%, 11/1/50 Pool # FM5530	202,337	191,193
2%, 1/1/52 Pool # CB2601	980,131	803,690
2.5%, 3/1/52 Pool # BV4133	185,307	156,197
3%, 3/1/52 Pool # CB3115	275,385	243,179
2.5%, 4/1/52 Pool # FS4138	389,243	330,083
3.5%, 5/1/52 Pool # FS1866	238,239	216,285
4%, 5/1/52 Pool # CB3627	480,129	448,379
4%, 5/1/52 Pool # CB3678	239,441	223,879
4%, 5/1/52 Pool # FS1704	137,242	129,288
4%, 5/1/52 Pool # FS1818	241,236	225,707
3.5%, 6/1/52 Pool # CB3845	237,252	215,556
4.5%, 8/1/52 Pool # CB4383	236,897	227,315
4.5%, 8/1/52 Pool # FS2605	246,360	235,995
5%, 10/1/52 Pool # MA4785	234,860	229,577
5.5%, 10/1/52 Pool # MA4786	182,196	181,021
5%, 11/1/52 Pool # MA4806	477,067	466,287
		8,596,198
Freddie Mac - 4.2%
4.5%, 2/1/25 Pool # J11722	2,649	2,617
4.5%, 5/1/25 Pool # J12247	2,492	2,460
8%, 6/1/30 Pool # C01005	484	502
6.5%, 1/1/32 Pool # C62333	12,548	12,806
2.5%, 2/1/32 Pool # ZS8641	136,201	125,883
2.5%, 6/1/35 Pool # RC1421	105,864	96,208
2%, 1/1/36 Pool # SB0546	421,049	375,485
4.5%, 8/1/39 Pool # G08361	77,419	76,221
3.5%, 11/1/40 Pool # G06168	75,276	70,198
2%, 3/1/41 Pool # RB5105	388,257	330,316
2.5%, 6/1/41 Pool # SC0151	197,961	172,629
4.5%, 9/1/41 Pool # Q03516	45,742	44,915
4%, 10/1/41 Pool # Q04092	66,559	63,733
3%, 8/1/42 Pool # G08502	67,746	60,876
3%, 9/1/42 Pool # C04233	44,533	40,017

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

3%, 4/1/43 Pool # V80025	124,349	111,735
3%, 4/1/43 Pool # V80026	122,908	110,440
3.5%, 8/1/44 Pool # Q27927	155,361	144,070
3%, 7/1/45 Pool # G08653	96,196	86,432
3.5%, 8/1/45 Pool # Q35614	109,146	101,122
3%, 10/1/46 Pool # G60722	103,107	91,877
4%, 3/1/47 Pool # Q46801	38,362	36,434
3.5%, 12/1/47 Pool # Q52955	137,897	126,718
2.5%, 4/1/48 Pool # QA2240	180,835	154,948
3%, 7/1/49 Pool # QA1033	106,208	93,731
2.5%, 1/1/52 Pool # SD7552	897,791	763,998
3.5%, 4/1/52 Pool # SD0960	464,944	426,733
3.5%, 5/1/52 Pool # RA7380	237,444	215,730
3.5%, 5/1/52 Pool # QE2363	233,240	211,426
3%, 8/1/52 Pool # SD7556	397,744	350,858
5%, 11/1/52 Pool # SD8267	190,197	185,909
5.5%, 11/1/52 Pool # SD8268	234,951	233,952
5.5%, 11/1/52 Pool # SD1859	143,365	143,188
5%, 12/1/52 Pool # RA8278	241,086	235,617
5%, 2/1/53 Pool # SD2334	244,189	238,981
5.5%, 2/1/53 Pool # SD2172	193,951	194,026
5%, 5/1/53 Pool # SD2875	547,366	538,759
5.5%, 6/1/53 Pool # SD3174	249,664	248,254
		6,519,804
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	4,083	4,148
6.5%, 4/20/31 Pool # 3068	2,574	2,663
		6,811
Total Mortgage Backed Securities ( Cost $16,031,545 )		15,122,813
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.0%
U.S. Treasury Bonds - 2.5%
6.625%, 2/15/27	700,000	750,148
2.250%, 5/15/41	1,250,000	941,309
3.750%, 8/15/41	400,000	378,594
3.000%, 5/15/42	400,000	336,469
2.500%, 2/15/45	500,000	377,168
2.500%, 5/15/46	200,000	149,562
3.000%, 2/15/48	250,000	204,609
1.250%, 5/15/50	850,000	462,221
1.875%, 2/15/51	500,000	320,371
		3,920,451
U.S. Treasury Notes - 5.5%
2.000%, 8/15/25	1,000,000	944,570
2.250%, 11/15/25	987,000	933,293
3.875%, 1/15/26	750,000	735,674
2.375%, 5/15/27	200,000	186,164
4.000%, 2/29/28	1,500,000	1,485,645
2.875%, 5/15/28	1,550,000	1,459,664
2.625%, 2/15/29	900,000	831,270
3.875%, 11/30/29	1,250,000	1,231,885
1.375%, 11/15/31	750,000	613,213
		8,421,378

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

Total U.S. Government and Agency Obligations ( Cost $13,886,563 )			12,341,829
Shares
SHORT-TERM INVESTMENTS - 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (E), 5.19%		1,221,150	1,221,150
State Street Navigator Securities Lending Government Money Market Portfolio, (E) (F), 5.34%		602,063	602,063
Total Short-Term Investments ( Cost $1,823,213 )			1,823,213
TOTAL INVESTMENTS - 100.0% ( Cost $135,688,578 )			155,060,974
NET OTHER ASSETS AND LIABILITIES - 0.0%			(14,950)
TOTAL NET ASSETS - 100.0%			$155,046,024
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(C)	Floating rate or variable rate note. Rate shown is as of July 31, 2023.
(D)	All or a portion of these securities, with an aggregate fair value of $590,358, are on loan as part of a securities lending program. See footnote (F) and Note 5 for details on the securities lending program.
(E)	7-day yield.
(F)	Represents investments of cash collateral received in connection with securities lending.
BDC	Business Development Company.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily.
IO	Interest Only.
LLC	Limited Liability Company.
LP	Limited Partnership.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-day SOFR Average.
STACR	Structured Agency Credit Risk.
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 67.4%
Communication Services - 4.1%
Comcast Corp., Class A (A)	60,000	$2,715,600
Lumen Technologies, Inc.	189,000	338,310
T-Mobile U.S., Inc. * (A)	49,900	6,874,723
		9,928,633
Consumer Discretionary - 6.4%
Las Vegas Sands Corp. * (A)	136,000	8,134,160
Lowe's Cos., Inc. (A)	15,000	3,514,050
Nordstrom, Inc. (A)	168,000	3,882,480
		15,530,690
Consumer Staples - 6.6%
Archer-Daniels-Midland Co. (A)	56,000	4,757,760
Colgate-Palmolive Co. (A)	44,000	3,355,440
Constellation Brands, Inc., Class A (A)	3,300	900,240
Keurig Dr Pepper, Inc. (A)	106,000	3,605,060
Target Corp. (A)	24,000	3,275,280
		15,893,780
Energy - 12.4%
APA Corp. (A)	145,300	5,883,197
Baker Hughes Co., Class A (A)	114,000	4,080,060
Diamondback Energy, Inc.	25,000	3,683,000
EOG Resources, Inc. (A)	43,000	5,698,790
Transocean Ltd. * (A)	1,200,000	10,560,000
		29,905,047
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp., REIT (A)	31,700	6,032,827
Financials - 7.3%
BlackRock, Inc. (A)	8,000	5,910,800
CME Group, Inc. (A)	35,100	6,983,496
PayPal Holdings, Inc. * (A)	62,000	4,700,840
		17,595,136
Health Care - 14.1%
Abbott Laboratories	35,000	3,896,550
AmerisourceBergen Corp. (A)	6,000	1,121,400
CVS Health Corp. (A)	69,300	5,176,017
Danaher Corp. (A)	23,000	5,866,380
Elevance Health, Inc. (A)	14,800	6,980,124
Medtronic PLC (A)	76,100	6,678,536
Pfizer, Inc.	123,000	4,435,380
		34,154,387
Industrials - 2.8%
3M Co.	7,000	780,500
Fastenal Co.	41,000	2,403,010
United Parcel Service, Inc., Class B (A)	19,000	3,555,470
		6,738,980
Information Technology - 1.9%
Ciena Corp. *	111,500	4,705,300

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Materials - 4.6%
Barrick Gold Corp.				313,000	5,411,770
Newmont Corp.				131,000	5,622,520
					11,034,290
Utilities - 4.7%
AES Corp.				302,000	6,532,260
NextEra Energy, Inc. (A)				65,000	4,764,500
					11,296,760
Total Common Stocks ( Cost $169,268,989 )					162,815,830
EXCHANGE TRADED FUNDS - 1.9%
Stock Funds - 1.9%
VanEck Gold Miners ETF (A)				148,000	4,648,680
Total Exchange Traded Funds ( Cost $4,575,493 )					4,648,680
SHORT-TERM INVESTMENTS - 32.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (B), 5.19%				77,248,305	77,248,305
Total Short-Term Investments ( Cost $77,248,305 )					77,248,305
TOTAL PUT OPTIONS PURCHASED - 0.1% ( Cost $1,745,610 )					123,000
TOTAL INVESTMENTS - 101.4% ( Cost $252,838,397 )					244,835,815
TOTAL CALL & PUT OPTIONS WRITTEN - (2.0%)					(4,722,423)
NET OTHER ASSETS AND LIABILITIES - 0.6%					1,427,782
TOTAL NET ASSETS - 100.0%					$241,541,174

*	Non-income producing.
(A)	All or a portion of these securities' positions, with a value of $123,745,110, represent covers (directly or through conversion rights) for outstanding options written.
(B)	7-day yield.

ETF	Exchange Traded Fund.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

Purchased Option Contracts Outstanding at July 31, 2023
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Put Option Purchased
S&P 500 Index	$4,300	8/18/23	410	$176,300,000	$123,000	$1,745,610	$(1,622,610)
Total Put Options Purchased					$123,000	$1,745,610	$(1,622,610)
Written Option Contracts Outstanding at July 31, 2023
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
Call Options Written
American Tower Corp., REIT	$200	8/18/23	(200)	$ (4,000,000)	$(22,500)	$(67,294)	$44,794
American Tower Corp., REIT	200.00	9/15/23	(117)	(2,340,000)	(36,855)	(44,339)	7,484
AmerisourceBergen Corp.	175.00	8/18/23	(60)	(1,050,000)	(81,900)	(23,338)	(58,562)
APA Corp.	40.00	8/18/23	(761)	(3,044,000)	(135,839)	(34,223)	(101,616)
Archer-Daniels-Midland Co.	80.00	8/18/23	(410)	(3,280,000)	(221,400)	(56,978)	(164,422)

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Written Option Contracts Outstanding at July 31, 2023 (continued)
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
Archer-Daniels-Midland Co.	$80	9/15/23	(150)	$ (1,200,000)	$(87,750)	$(23,095)	$(64,655)
Baker Hughes Co., Class A	32.00	8/18/23	(500)	(1,600,000)	(190,000)	(41,985)	(148,015)
Baker Hughes Co., Class A	34.00	10/20/23	(640)	(2,176,000)	(198,400)	(60,147)	(138,253)
BlackRock, Inc.	780.00	10/20/23	(80)	(6,240,000)	(116,000)	(143,917)	27,917
CME Group, Inc.	190.00	8/18/23	(278)	(5,282,000)	(272,440)	(91,070)	(181,370)
CME Group, Inc.	200.00	9/15/23	(73)	(1,460,000)	(28,470)	(29,145)	675
Colgate-Palmolive Co.	77.50	8/18/23	(440)	(3,410,000)	(24,200)	(39,147)	14,947
Comcast Corp., Class A	47.50	10/20/23	(600)	(2,850,000)	(47,100)	(70,380)	23,280
Constellation Brands, Inc., Class A	250.00	8/18/23	(33)	(825,000)	(76,560)	(19,106)	(57,454)
CVS Health Corp.	72.50	8/18/23	(425)	(3,081,250)	(142,375)	(60,528)	(81,847)
CVS Health Corp.	72.50	9/15/23	(268)	(1,943,000)	(111,220)	(41,264)	(69,956)
Danaher Corp.	250.00	8/18/23	(170)	(4,250,000)	(140,250)	(123,924)	(16,326)
Danaher Corp.	260.00	9/15/23	(60)	(1,560,000)	(35,100)	(35,538)	438
Elevance Health, Inc.	460.00	8/18/23	(70)	(3,220,000)	(106,050)	(65,027)	(41,023)
EOG Resources, Inc.	135.00	9/15/23	(430)	(5,805,000)	(191,350)	(113,507)	(77,843)
Keurig Dr Pepper, Inc.	34.00	10/20/23	(530)	(1,802,000)	(58,300)	(39,204)	(19,096)
Keurig Dr Pepper, Inc.	35.00	10/20/23	(177)	(619,500)	(11,062)	(14,273)	3,211
Las Vegas Sands Corp.	65.00	8/18/23	(580)	(3,770,000)	(13,050)	(96,721)	83,671
Lowe's Cos., Inc.	230.00	8/18/23	(150)	(3,450,000)	(107,625)	(62,845)	(44,780)
Medtronic PLC	90.00	8/18/23	(231)	(2,079,000)	(12,936)	(40,482)	27,546
Medtronic PLC	92.50	8/18/23	(275)	(2,543,750)	(4,812)	(68,141)	63,329
Medtronic PLC	90.00	9/15/23	(255)	(2,295,000)	(50,490)	(50,926)	436
NextEra Energy, Inc.	75.00	8/18/23	(350)	(2,625,000)	(29,750)	(66,139)	36,389
NextEra Energy, Inc.	77.50	9/15/23	(300)	(2,325,000)	(22,500)	(55,191)	32,691
Nordstrom, Inc.	25.00	10/20/23	(1,680)	(4,200,000)	(222,600)	(90,822)	(131,778)
PayPal Holdings, Inc.	72.50	8/18/23	(620)	(4,495,000)	(345,650)	(141,961)	(203,689)
T-Mobile U.S., Inc.	140.00	8/18/23	(499)	(6,986,000)	(83,084)	(112,055)	28,971
Target Corp.	145.00	8/18/23	(240)	(3,480,000)	(52,440)	(70,821)	18,381
Transocean Ltd.	8.00	8/18/23	(12,000)	(9,600,000)	(1,182,000)	(287,649)	(894,351)
United Parcel Service, Inc., Class B	180.00	8/18/23	(190)	(3,420,000)	(185,250)	(96,134)	(89,116)
VanEck Gold Miners ETF	33.00	8/18/23	(480)	(1,584,000)	(14,640)	(32,021)	17,381
Total Call Options Written					$(4,661,948)	$(2,509,337)	$(2,152,611)
Put Options Written
S&P 500 Index	$4,100	8/18/23	(410)	$(168,100,000)	$(60,475)	$(819,337)	$758,862
Total Put Options Written					$(60,475)	$(819,337)	$758,862
Total Options Written, at Value					$(4,722,423)	$(3,328,674)	$(1,393,749)

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 98.8%
Communication Service - 3.4%
Comcast Corp., Class A	180,000	$8,146,800
Consumer Discretionary - 9.0%
Home Depot, Inc.	25,000	8,346,000
Lowe's Cos., Inc.	24,200	5,669,334
McDonald's Corp.	12,400	3,635,680
Starbucks Corp.	37,200	3,778,404
		21,429,418
Consumer Staples - 8.6%
Archer-Daniels-Midland Co.	71,500	6,074,640
Coca-Cola Co.	63,100	3,907,783
PepsiCo, Inc.	21,800	4,086,628
Procter & Gamble Co.	25,100	3,923,130
Target Corp.	17,800	2,429,166
		20,421,347
Energy - 12.6%
Baker Hughes Co., Class A	216,000	7,730,640
Chevron Corp.	47,000	7,692,020
EOG Resources, Inc.	66,300	8,786,739
Kinder Morgan, Inc.	326,000	5,773,460
		29,982,859
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp., REIT	34,500	6,565,695
Financials - 18.2%
Aflac, Inc.	62,700	4,535,718
BlackRock, Inc.	9,650	7,129,903
CME Group, Inc.	40,400	8,037,984
JPMorgan Chase & Co.	34,700	5,481,212
Morgan Stanley	96,500	8,835,540
Northern Trust Corp.	40,000	3,204,800
U.S. Bancorp	156,000	6,190,080
		43,415,237
Health Care - 11.6%
Bristol-Myers Squibb Co.	89,000	5,534,910
Johnson & Johnson	48,700	8,158,711
Medtronic PLC	99,000	8,688,240
Pfizer, Inc.	144,000	5,192,640
		27,574,501
Industrials - 16.5%
Automatic Data Processing, Inc.	13,500	3,338,010
Caterpillar, Inc.	30,400	8,061,168
Emerson Electric Co.	27,800	2,539,530
Fastenal Co.	138,500	8,117,485
Honeywell International, Inc.	31,000	6,018,030
Paychex, Inc.	22,000	2,760,340
Union Pacific Corp.	23,500	5,452,470
United Parcel Service, Inc., Class B	15,500	2,900,515
		39,187,548

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Dividend Income Fund Portfolio of Investments (unaudited)

Information Technology - 7.8%
Analog Devices, Inc.		16,000	3,192,480
Cisco Systems, Inc.		170,500	8,872,820
Texas Instruments, Inc.		36,000	6,480,000
			18,545,300
Materials - 4.7%
Air Products & Chemicals, Inc.		23,700	7,236,321
Newmont Corp.		95,000	4,077,400
			11,313,721
Utilities - 3.6%
NextEra Energy, Inc.		118,000	8,649,400
Total Common Stocks ( Cost $189,181,223 )			235,231,826
SHORT-TERM INVESTMENTS - 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (A), 5.19%		1,677,454	1,677,454
Total Short-Term Investments ( Cost $1,677,454 )			1,677,454
TOTAL INVESTMENTS - 99.5% ( Cost $190,858,677 )			236,909,280
NET OTHER ASSETS AND LIABILITIES - 0.5%			1,227,300
TOTAL NET ASSETS - 100.0%			$238,136,580
(A)	7-day yield.

PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 97.6%
Communication Services - 10.2%
Alphabet, Inc., Class C *	221,619	$29,499,705
Liberty Broadband Corp., Class C *	88,869	7,920,894
		37,420,599
Consumer Discretionary - 12.7%
Amazon.com, Inc. *	109,815	14,680,069
Lowe's Cos., Inc.	69,252	16,223,666
NIKE, Inc., Class B	25,777	2,845,523
TJX Cos., Inc.	152,283	13,177,048
		46,926,306
Consumer Staples - 4.1%
Dollar Tree, Inc. *	97,659	15,071,714
Financials - 27.1%
Capital Markets - 5.1%
Brookfield Asset Management Ltd., Class A (A)	58,087	1,958,694
Brookfield Corp., Class A	232,345	8,108,840
Charles Schwab Corp.	133,310	8,811,791
		18,879,325
Commercial Banks - 2.9%
US Bancorp	268,931	10,671,182
Financial Services - 8.3%
Berkshire Hathaway, Inc., Class B *	40,289	14,180,116
Fiserv, Inc. *	127,714	16,118,784
		30,298,900
Insurance - 10.8%
Arch Capital Group Ltd. *	275,291	21,387,358
Marsh & McLennan Cos., Inc.	53,109	10,006,798
Progressive Corp.	67,157	8,460,439
		39,854,595
		99,704,002
Health Care - 12.5%
Alcon, Inc.	180,375	15,317,445
Becton Dickinson & Co.	57,581	16,043,218
Danaher Corp.	29,845	7,612,266
Elevance Health, Inc.	14,766	6,964,089
		45,937,018
Industrials - 16.0%
Copart, Inc. *	135,190	11,949,444
Ferguson PLC	40,961	6,620,117
Jacobs Solutions, Inc.	92,582	11,610,709
PACCAR, Inc.	184,754	15,912,862
Parker-Hannifin Corp.	31,560	12,939,915
		59,033,047
Information Technology - 15.0%
Accenture PLC, Class A	41,852	13,239,880
Adobe, Inc. *	13,959	7,623,987
Analog Devices, Inc.	77,405	15,444,620
Texas Instruments, Inc.	39,600	7,128,000

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Investors Fund Portfolio of Investments (unaudited)

Visa, Inc., Class A		49,841	11,848,701
			55,285,188
Total Common Stocks ( Cost $204,884,168 )			359,377,874
SHORT-TERM INVESTMENTS - 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (B), 5.19%		8,461,071	8,461,071
State Street Navigator Securities Lending Government Money Market Portfolio, (B) (C), 5.34%		1,387,255	1,387,255
Total Short-Term Investments ( Cost $9,848,326 )			9,848,326
TOTAL INVESTMENTS - 100.3% ( Cost $214,732,494 )			369,226,200
NET OTHER ASSETS AND LIABILITIES - (0.3%)			(1,154,998)
TOTAL NET ASSETS - 100.0%			$368,071,202
*	Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $1,346,136, are on loan as part of a securities lending program. See footnote (C) and Note 5 for details on the securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Sustainable Equity Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 96.5%
Communication Services - 7.1%
Alphabet, Inc., Class C *	3,441	$458,031
Walt Disney Co. *	1,919	170,580
		628,611
Consumer Discretionary - 8.0%
Home Depot, Inc.	656	218,999
McDonald's Corp.	273	80,044
NIKE, Inc., Class B	1,700	187,663
TJX Cos., Inc.	2,574	222,728
		709,434
Consumer Staples - 11.8%
Costco Wholesale Corp.	633	354,904
Estee Lauder Cos., Inc., Class A	812	146,160
Nestle SA, ADR	1,080	132,732
PepsiCo, Inc.	426	79,858
Procter & Gamble Co.	626	97,844
Target Corp.	1,694	231,180
		1,042,678
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp., REIT	560	106,574

Financials - 13.9%
BlackRock, Inc.	230	169,935
JPMorgan Chase & Co.	1,619	255,737
Progressive Corp.	1,447	182,293
U.S. Bancorp	6,800	269,824
Visa, Inc., Class A	1,498	356,120
		1,233,909
Health Care - 16.5%
Becton Dickinson & Co.	787	219,274
Bristol-Myers Squibb Co.	1,723	107,153
Danaher Corp.	1,200	306,072
Eli Lilly & Co.	877	398,640
UnitedHealth Group, Inc.	716	362,561
Vertex Pharmaceuticals, Inc. *	184	64,831
		1,458,531
Industrials - 6.0%
Jacobs Solutions, Inc.	1,960	245,804
Union Pacific Corp.	560	129,931
United Parcel Service, Inc., Class B	852	159,435
		535,170
Information Technology - 24.2%
Accenture PLC, Class A	606	191,708
Analog Devices, Inc.	1,053	210,105
Apple, Inc.	2,214	434,941
Cisco Systems, Inc.	1,900	98,876
Microsoft Corp.	1,748	587,188
Oracle Corp.	1,779	208,552
QUALCOMM, Inc.	1,491	197,066
TE Connectivity Ltd.	1,474	211,504

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Sustainable Equity Fund Portfolio of Investments (unaudited)

			2,139,940
Materials - 5.2%
Ecolab, Inc.		1,013	185,521
Linde PLC		713	278,547
			464,068
Utilities - 2.6%
NextEra Energy, Inc.		3,188	233,680
Total Common Stocks ( Cost $8,114,764 )			8,552,595
SHORT-TERM INVESTMENTS - 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (A), 5.19%		310,960	310,960
Total Short-Term Investments ( Cost $310,960 )			310,960
TOTAL INVESTMENTS - 100.0% ( Cost $8,425,724 )			8,863,555
NET OTHER ASSETS AND LIABILITIES - 0.0%			(3,313)
TOTAL NET ASSETS - 100.0%			$8,860,242
*	Non-income producing.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 94.2%
Communication Services - 6.0%
Liberty Broadband Corp., Class C *	334,228	$29,789,742
Liberty Media Corp.-Liberty Formula One, Class A *	136,704	8,787,334
Take-Two Interactive Software, Inc. *	82,278	12,583,597
		51,160,673
Consumer Discretionary - 15.2%
CarMax, Inc. *	422,313	34,887,277
Floor & Decor Holdings, Inc., Class A *	264,477	30,375,184
Ross Stores, Inc.	390,674	44,786,867
Thor Industries, Inc.	159,149	18,380,118
		128,429,446
Consumer Staples - 5.2%
Brown-Forman Corp., Class B	108,176	7,637,226
Dollar Tree, Inc. *	234,529	36,194,860
		43,832,086
Financials - 26.5%
Capital Markets - 5.3%
Brookfield Asset Management Ltd., Class A (A)	106,129	3,578,670
Brookfield Corp., Class A	424,515	14,815,573
Moelis & Co., Class A	543,482	26,538,226
		44,932,469
Commercial Banks - 1.7%
Glacier Bancorp, Inc.	439,200	14,361,840
Insurance - 19.5%
Arch Capital Group Ltd. *	833,211	64,732,163
Brown & Brown, Inc.	522,145	36,785,115
Markel Group, Inc. *	15,174	21,997,900
Progressive Corp.	180,085	22,687,108
W R Berkley Corp.	296,916	18,316,748
		164,519,034
		223,813,343
Health Care - 4.9%
Laboratory Corp. of America Holdings	114,027	24,393,796
Waters Corp. *	61,141	16,887,756
		41,281,552
Industrials - 16.5%
Armstrong World Industries, Inc.	141,082	10,914,103
Carlisle Cos., Inc.	150,694	41,772,377
Copart, Inc. *	398,840	35,253,468
Expeditors International of Washington, Inc.	131,359	16,722,001
PACCAR, Inc.	402,756	34,689,374
		139,351,323
Information Technology - 19.9%
Amphenol Corp., Class A	298,629	26,371,927
Arista Networks, Inc. *	199,976	31,014,278
CDW Corp.	143,619	26,866,806
Gartner, Inc. *	135,053	47,753,390
Microchip Technology, Inc.	116,986	10,989,665

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Mid Cap Fund Portfolio of Investments (unaudited)

MKS Instruments, Inc.		234,106	25,557,352
			168,553,418
SHORT-TERM INVESTMENTS - 6.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (B), 5.19%		49,171,726	49,171,726
State Street Navigator Securities Lending Government Money Market Portfolio, (B) (C), 5.34%		3,540,017	3,540,017
Total Short-Term Investments ( Cost $52,711,743 )			52,711,743
TOTAL INVESTMENTS - 100.5% ( Cost $488,563,403 )			849,133,584
NET OTHER ASSETS AND LIABILITIES - (0.5%)			(3,815,690)
TOTAL NET ASSETS - 100.0%			$845,317,894
*	Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $3,435,090, are on loan as part of a securities lending program. See footnote (C) and Note 5 for details on the securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 95.3%
Communication Services - 8.0%
Cogent Communications Holdings, Inc.	29,421	$1,801,742
Gogo, Inc. *	271,870	4,097,081
Magnite, Inc. *	295,060	4,464,258
Radius Global Infrastructure, Inc., Class A *	310,630	4,631,493
		14,994,574
Consumer Discretionary - 10.3%
Ollie's Bargain Outlet Holdings, Inc. *	74,280	5,413,526
OneSpaWorld Holdings Ltd. *	618,725	7,947,523
Revolve Group, Inc. * (A)	122,623	2,418,126
Shake Shack, Inc., Class A *	47,923	3,721,700
		19,500,875
Consumer Staples - 9.0%
Edgewell Personal Care Co.	100,196	3,948,724
Hain Celestial Group, Inc. *	154,502	1,957,540
Primo Water Corp.	458,562	6,497,824
Simply Good Foods Co. *	117,242	4,538,438
		16,942,526
Financials - 6.5%
Axis Capital Holdings Ltd.	94,663	5,217,825
BRP Group, Inc., Class A *	147,286	3,668,894
Western Alliance Bancorp	65,153	3,384,698
		12,271,417
Health Care - 6.0%
Encompass Health Corp.	111,458	7,359,572
Globus Medical, Inc., Class A *	66,365	3,999,818

		11,359,390
Industrials - 21.6%
Armstrong World Industries, Inc.	26,701	2,065,589
Carlisle Cos., Inc.	16,816	4,661,395
Concrete Pumping Holdings, Inc. *	131,400	1,060,398
Core & Main, Inc., Class A *	92,907	2,936,790
Crane Co.	31,831	2,982,247
Helios Technologies, Inc.	58,289	3,683,865
Hillman Solutions Corp. *	393,062	3,867,730
Leonardo DRS, Inc. * (A)	107,067	1,786,948
Robert Half, Inc.	43,951	3,258,967
Saia, Inc. *	8,756	3,705,014
WillScot Mobile Mini Holdings Corp. *	180,214	8,641,261
Xometry, Inc., Class A *	105,268	2,185,364

		40,835,568
Information Technology - 26.5%
Communications Equipment - 2.1%
Ciena Corp. *	95,181	4,016,638
Electronic Equipment, Instruments & Components - 2.4%
CTS Corp.	102,909	4,592,829
Machinery - 1.3%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Small Cap Fund Portfolio of Investments (unaudited)

Crane NXT Co.		39,824	2,355,590
Semiconductors & Semiconductor Equipment - 6.9%
Entegris, Inc.		52,115	5,717,536
FormFactor, Inc. *		105,117	3,906,148
Power Integrations, Inc.		33,808	3,284,109
			12,907,793
Software - 13.8%
Alteryx, Inc., Class A *		68,112	2,823,924
Box, Inc., Class A *		107,300	3,353,125
CommVault Systems, Inc. *		54,488	4,246,250
JFrog Ltd. *		24,707	760,234
Model N, Inc. *		125,991	4,198,020
New Relic, Inc. *		46,075	3,869,378
PTC, Inc. *		46,807	6,824,929
			26,075,860
			49,948,710
Materials - 7.4%
Chemours Co.		27,791	1,027,711
Huntsman Corp.		64,478	1,919,510
Olin Corp.		69,562	4,012,336
Scotts Miracle-Gro Co.		26,802	1,877,212
Summit Materials, Inc., Class A *		140,604	5,087,053
			13,923,822
Total Common Stocks ( Cost $136,541,531 )			179,776,882
SHORT-TERM INVESTMENTS - 5.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (B), 5.19%		8,496,509	8,496,509
State Street Navigator Securities Lending Government Money Market Portfolio, (B) (C), 5.34%		1,757,496	1,757,496
Total Short-Term Investments ( Cost $10,254,005 )			10,254,005
TOTAL INVESTMENTS - 100.7% ( Cost $146,795,536 )			190,030,887
NET OTHER ASSETS AND LIABILITIES - (0.7%)			(1,284,062)
TOTAL NET ASSETS - 100.0%			$188,746,825
*	Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $1,703,176, are on loan as part of a securities lending program. See footnote (C) and Note 5 for details on the securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 98.1%
Australia - 1.4%
Treasury Wine Estates Ltd.	25,988	$196,382
Brazil - 2.6%
Itau Unibanco Holding SA, ADR	29,225	175,642
Pagseguro Digital Ltd., Class A *	17,198	195,370
		371,012
Canada - 6.0%
Cameco Corp.	10,606	372,907
Canadian Pacific Kansas City Ltd.	2,809	231,153
Manulife Financial Corp. (A)	12,649	252,980
		857,040
China - 7.9%
Alibaba Group Holding Ltd., ADR *	3,949	403,430
Ping An Insurance Group Co. of China Ltd., Class H	52,378	377,779
Tencent Holdings Ltd.	7,340	333,547
		1,114,756
Denmark - 1.9%
Genmab AS *	651	267,704
France - 10.3%
Air Liquide SA	1,113	199,911
Airbus SE	2,337	344,266
EssilorLuxottica SA	788	158,500
Hermes International	65	144,114
LVMH Moet Hennessy Louis Vuitton SE	204	190,227
STMicroelectronics NV	3,625	194,590
Worldline SA * (B)	5,697	225,687
		1,457,295
Germany - 11.8%
adidas AG	1,528	309,127
Deutsche Telekom AG	14,749	321,768
KION Group AG	7,390	309,737
SAP SE, ADR	2,075	282,926
Siemens AG	1,634	278,434
Symrise AG, Class A	1,530	167,181
		1,669,173
Hong Kong - 1.6%
AIA Group Ltd.	22,344	221,752
India - 7.2%
HDFC Bank Ltd., ADR	5,792	395,478
Infosys Ltd., ADR	12,501	208,267
Larsen & Toubro Ltd., GDR	12,793	418,331
		1,022,076
Ireland - 2.0%
Kerry Group PLC, Class A	2,859	284,044
Israel - 1.4%
CyberArk Software Ltd. *	1,221	202,698
Italy - 1.1%
Ferrari NV	485	155,389

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

International Stock Fund Portfolio of Investments (unaudited)

Japan - 14.6%
CyberAgent, Inc.	18,584	117,292
Keyence Corp.	367	164,481
Lasertec Corp.	1,400	211,331
Murata Manufacturing Co. Ltd.	3,188	186,554
Nidec Corp.	3,100	184,194
Pan Pacific International Holdings Corp.	13,700	270,504
Shin-Etsu Chemical Co. Ltd.	6,600	217,069
Shiseido Co. Ltd.	3,000	131,375
Sony Group Corp.	3,046	285,084
Toray Industries, Inc.	52,879	295,571
		2,063,455
Mexico - 5.1%
Fomento Economico Mexicano SAB de CV, ADR	1,675	189,694
Grupo Mexico SAB de CV, Series B	65,349	339,955
Wal-Mart de Mexico SAB de CV, ADR	4,582	190,542
		720,191
Netherlands - 4.5%
ASML Holding NV	435	311,638
NXP Semiconductors NV	1,480	330,011
		641,649
Norway - 1.2%
Norsk Hydro ASA	25,624	167,876
Switzerland - 6.2%
Lonza Group AG	382	221,302
Nestle SA	1,356	166,194
Partners Group Holding AG	239	268,037
Sika AG	721	223,811
		879,344
Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,986	196,912
United Kingdom - 9.9%
AstraZeneca PLC	2,171	311,659
Diageo PLC	5,212	227,253
London Stock Exchange Group PLC	2,371	257,483
Prudential PLC	18,842	261,758
Shell PLC	11,322	343,782
		1,401,935
Total Common Stocks ( Cost $14,202,495 )		13,890,683
Short-Term Investments - 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (C), 5.19%	226,170	226,170
State Street Navigator Securities Lending Government Money Market Portfolio, (C) (D), 5.34%	130,093	130,093
Total Short-Term Investments ( Cost $356,263 )		356,263
TOTAL INVESTMENTS - 100.6% ( Cost $14,558,758 )		14,246,946
NET OTHER ASSETS AND LIABILITIES - (0.6%)		(87,617)
TOTAL NET ASSETS - 100.0%		$14,159,329
* Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $126,920, are on loan as part of a securities lending program. See footnote (D) and Note 5 for details on the securities lending program.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

International Stock Fund Portfolio of Investments (unaudited)

(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 7/31/23
Communication Services	5.5%
Consumer Discretionary	12.4%
Consumer Staples	9.8%
Energy	5.0%
Financials	18.7%
Health Care	6.7%
Industrials	12.3%
Information Technology	16.2%
Materials	11.5%
Short-Term Investments	2.5%
Net Other Assets and Liabilities	(0.6)%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Notes to Portfolio of Investments (Unaudited

1. Portfolio Valuation: Madison Funds, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "fund" and collectively, the "funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.
Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.
Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE"), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates fair value.
Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.
Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.
All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund's NAV.
A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Illiquid Securities: Each fund currently limits investments in illiquid investments, as defined by Rule 22e-4 under the 1940 Act, to 15% of net assets at the time of purchase. An illiquid investment is generally defined as a security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. At July 31, 2023, there were no illiquid securities held in the funds.

3. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Notes to Portfolio of Investments (Unaudited

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)
The valuation techniques used by the funds to measure fair value for the period ended July 31, 2023, maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of July 31, 2023, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.
The following is a summary of the inputs used as of July 31, 2023, in valuing the funds' investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

				Value at
Fund[1]	Level 1	Level 2	Level 3	7/31/23
Conservative Allocation
Investment Companies	47,304,294	$—	$—	$47,304,294
Short-Term Investments	7,787,851	—	—	7,787,851
	55,092,145	—	—	55,092,145
Moderate Allocation
Investment Companies	98,020,799	—	—	98,020,799
Short-Term Investments	16,850,667	—	—	16,850,667
	114,871,466	—	—	114,871,466
Aggressive Allocation
Investment Companies	53,667,941	—	—	53,667,941
Short-Term Investments	4,424,254	—	—	4,424,254
	58,092,195	—	—	58,092,195
Tax-Free Virginia
Municipal Bonds	—	17,350,261	—	17,350,261

Tax-Free National
Municipal Bonds	—	17,563,319	—	17,563,319

High Quality Bond
Corporate Notes and Bonds	—	20,357,652	—	20,357,652
Foreign Corporate Bonds	—	745,043		745,043
U.S. Government and Agency Obligations	—	33,833,999	—	33,833,999
Short-Term Investments	2,636,322	—	—	2,636,322
	53,193,842	4,379,174	—	57,573,016
Core Bond
Asset Backed Securities	—	10,353,534	—	10,353,534
Collateralized Mortgage Obligations	—	10,206,739	—	10,206,739
Commercial Mortgage-Backed Securities	—	5,694,379	—	5,694,379
Corporate Notes and Bonds	—	55,558,347	—	55,558,347
Foreign Corporate Bonds	—	7,283,228	—	7,283,228
Mortgage-Backed Securities	—	50,920,793	—	50,920,793
U.S. Government and Agency Obligations	—	50,066,094	—	50,066,094
Short-Term Investments	5,886,668	—	—	5,886,668
	183,851,187	12,118,595		195,969,782
Diversified Income
Common Stocks	104,633,108	—	—	104,633,108
Asset Backed Securities	—	1,534,416	—	1,534,416
Collateralized Mortgage Obligations	—	2,153,982	—	2,153,982
Collateralized Mortgage-Backed Securities	—	1,318,171	—	1,318,171
Corporate Notes and Bonds	—	13,828,971	—	13,828,971

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Notes to Portfolio of Investments (Unaudited

Foreign Corporate Bonds	—	1,735,153	—	1,735,153
Long Term Municipal Bonds	—	569,318	—	569,318
Mortgage-Backed Securities	—	15,122,813	—	15,122,813
U.S. Government and Agency Obligations	—	12,341,829	—	12,341,829
Short-Term Investments	1,823,213	—	—	1,823,213
	153,050,740	2,010,234	—	155,060,974
Covered Call & Equity Income
Assets:
Common Stocks	162,815,830	—	—	162,815,830
Exchange Traded Funds	4,648,680	—	—	4,648,680
Short-Term Investments	77,248,305	—	—	77,248,305
Put Options Purchased	123,000			123,000
	244,835,815	—	—	244,835,815
Liabilities:
Call Options Written	(4,722,423)	—	—	(4,722,423)

Dividend Income
Common Stocks	235,231,826	—	—	235,231,826
Short-Term Investments	1,677,454	—	—	1,677,454
	236,909,280	—	—	236,909,280
Investors
Common Stocks	359,377,874	—	—	359,377,874
Short-Term Investments	9,848,326	—	—	9,848,326
	369,226,200	—	—	369,226,200
Sustainable Equity
Common Stocks	8,552,595	—	—	8,552,595
Short-Term Investments	310,960	—	—	310,960
	8,863,555			8,863,555
Mid Cap
Common Stocks	796,421,841	—	—	796,421,841
Short-Term Investments	52,711,743	—	—	52,711,743
	849,133,584	—	—	849,133,584
Small Cap
Common Stocks	179,776,882	—	—	179,776,882
Short-Term Investments	10,254,005	—	—	10,254,005
	190,030,887	—	—	190,030,887
International Stock
Common Stocks
Australia	196,382	—	—	196,382
Brazil	371,012	—	—	371,012
Canada	857,040	—	—	857,040
China	1,114,756	—	—	1,114,756
Denmark	267,704	—	—	267,704
France	1,457,295	—	—	1,457,295
Germany	1,669,173	—	—	1,669,173
Hong Kong	221,752	—	—	221,752
India	1,022,076	—	—	1,022,076
Ireland	284,044	—	—	284,044
Israel	202,698	—	—	202,698
Italy	155,389	—	—	155,389
Japan	2,063,455	—	—	2,063,455
Mexico	720,191	—	—	720,191
Netherlands	641,649	—	—	641,649
Norway	167,876	—	—	167,876

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Notes to Portfolio of Investments (Unaudited

Switzerland	879,344	—	—	879,344
Taiwan	196,912	—	—	196,912
United Kingdom	1,401,935	—	—	1,401,935
Short-Term Investments	356,263	—	—	356,263
	14,246,946	—	—	14,246,946

1See respective Portfolio of Investments for underlying holdings in each fund. For additional information on the Underlying funds held in the Allocation funds, including shareholder prospectuses and financial reports, please visit each Underlying Fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund's financial position, results of operations.

The following table presents the types of derivatives in the Covered Call & Equity Income Fund as of July 31, 2023, and their effects:

	Asset & Liability Presentation of Fair Values of Derivative Instruments

Fund	Underlying Risk	Asset Derivatives	Fair Value	Liability Derivatives	Fair Value
Covered Call & Equity Income	Equity	Options purchased	$123,000	Options written	$(4,722,423)

4. FEDERAL INCOME TAX INFORMATION

At July 31, 2023, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$1,411,849	$(2,659,248)	$(1,247,399)
Moderate Allocation	6,301,343	(3,160,731)	3,140,612
Aggressive Allocation	4,765,842	(983,782)	3,782,060
Tax-Free Virginia	52,404	(690,399)	(637,995)
Tax-Free National	118,125	(500,178)	(382,053)
High Quality Bond	28,935	(3,454,064)	(3,425,129)
Core Bond	246,496	(18,566,431)	(18,319,935)
Diversified Income	26,514,285	(7,141,889)	19,372,396
Covered Call & Equity Income	9,301,049	(18,697,380)	(9,396,331)
Dividend Income	51,262,038	(5,211,435)	46,050,603
Investors	154,936,657	(442,951)	154,493,706
Mid Cap	362,670,226	(2,100,045)	360,570,181
Small Cap	49,095,246	(5,859,895)	43,235,351
Sustainable Equity	824,582	(386,751)	437,831
International Stock	1,671,004	(1,982,816)	(311,812)

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Notes to Portfolio of Investments (Unaudited

5. SECURITIES LENDING
The Board of Trustees has authorized the Funds to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the "Agreement") and subject to certain securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.

As of July 31, 2023, the aggregate fair value of securities on loan for the Madison fund family was $37,183,246. Cash collateral received for such loans are reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is invested in U.S. treasuries or government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund's portfolio of investments for individual securities identified on loan.

Fund	Market Value	Cash Collateral*	Non-Cash Collateral*
Conservative Allocation	$7,197,053	$7,315,997	$21,786
Moderate Allocation	15,243,306	14,964,202	543,714
Aggressive Allocation	2,670,467	2,330,475	396,092
High Quality	2,086,735	2,129,643	—
Core Bond	2,784,005	2,838,423	—
Diversified Income	590,358	602,063	—
Investors	1,346,136	1,387,255	—
Mid Cap	3,435,090	3,540,017	—
Small Cap	1,703,176	1,757,496	—
International Stock	126,920	130,093	—
* Collateral represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value or securities loaned.

6. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements' volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.
Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.
Slowing global economic growth, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund's investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.
The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy, or insolvency of the issuer. Principal and interest repayment may be affected by federal, state, and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.
The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2023

Notes to Portfolio of Investments (Unaudited

intended to be protected, the desired protection may not be obtained, and the fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.
The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option's life, the opportunity to profit from increases in the fair value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if the fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot affect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.
The Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.
In addition to the other risks described above and in the Prospectus, you should understand what we refer to as "unknown market risks". While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

See accompanying Notes to Portfolios of Investments.